UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04571

Name of Registrant:	Vanguard Pennsylvania Tax-Free Funds
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	Anne E. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:  November 30

Date of reporting period: December 1, 2018—May 31, 2019

Item 1: Reports to Shareholders

Semiannual Report | May 31, 2019 Vanguard Pennsylvania Tax-Exempt Funds

Vanguard Pennsylvania Municipal Money Market Fund

Vanguard Pennsylvania Long-Term Tax-Exempt Fund

See the inside front cover for important information about access to your fund’s annual and semiannual shareholder reports.

Important information about access to shareholder reports

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of your fund’s annual and semiannual shareholder reports will no longer be sent to you by mail, unless you specifically request them. Instead, you will be notified by mail each time a report is posted on the website and will be provided with a link to access the report.

If you have already elected to receive shareholder reports electronically, you will not be affected by this change and do not need to take any action. You may elect to receive shareholder reports and other communications from the fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you invest directly with the fund, by calling Vanguard at one of the phone numbers on the back cover of this report or by logging on to vanguard.com.

You may elect to receive paper copies of all future shareholder reports free of charge. If you invest through a financial intermediary, you can contact the intermediary to request that you continue to receive paper copies. If you invest directly with the fund, you can call Vanguard at one of the phone numbers on the back cover of this report or log on to vanguard.com. Your election to receive paper copies will apply to all the funds you hold through an intermediary or directly with Vanguard.

Contents

About Your Fund’s Expenses	1
Pennsylvania Municipal Money Market Fund	3
Pennsylvania Long-Term Tax-Exempt Fund	20
Trustees Approve Advisory Arrangements	64

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

•     Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

•     Based on hypothetical 5% yearly return. This section is intended to help you compare your fund’s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

Six Months Ended May 31, 2019
	Beginning Account Value 11/30/2018	Ending Account Value 5/31/2019	Expenses Paid During Period
Based on Actual Fund Return
Pennsylvania Municipal Money Market Fund	$1,000.00	$1,007.34	$0.80
Pennsylvania Long-Term Tax-Exempt Fund
Investor Shares	$1,000.00	$1,071.27	$0.88
Admiral™ Shares	1,000.00	1,071.69	0.46
Based on Hypothetical 5% Yearly Return
Pennsylvania Municipal Money Market Fund	$1,000.00	$1,024.13	$0.81
Pennsylvania Long-Term Tax-Exempt Fund
Investor Shares	$1,000.00	$1,024.08	$0.86
Admiral Shares	1,000.00	1,024.48	0.45

The calculations are based on expenses incurred in the most recent six-month period. The funds’ annualized six-month expense ratios for that period are: for the Pennsylvania Municipal Money Market Fund, 0.16%; and for the Pennsylvania Long-Term Tax-Exempt Fund, 0.17% for Investor Shares and 0.09% for Admiral Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (182/365).

Pennsylvania Municipal Money Market Fund

Distribution by Issuer

As of May 31, 2019

Tax-Exempt Securities	100.0%

Pennsylvania Municipal Money Market Fund

Financial Statements (unaudited)

Statement of Net Assets

As of May 31, 2019

The fund reports a complete list of its holdings in various monthly and quarterly regulatory filings. The fund publishes its holdings on a monthly basis at vanguard.com and files them with the Securities and Exchange Commission on Form N-MFP. The fund’s Form N-MFP filings may be viewed at sec.gov or via a link on the “Portfolio Holdings” page on vanguard.com. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov.

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
Tax-Exempt Municipal Bonds (100.0%)
Pennsylvania (100.0%)
	Allegheny County PA GO	5.000%	12/1/19		5,500	5,589
	Allegheny County PA GO VRDO	1.430%	6/7/19	LOC	3,500	3,500
	Allegheny County PA Higher Education Building Authority University Revenue (Carnegie Mellon University) VRDO	2.120%	6/3/19		89,894	89,894
	Allegheny County PA Hospital Development Authority Revenue (Children’s Hospital of Pittsburgh Project) VRDO	1.430%	6/7/19	LOC	2,565	2,565
	Allegheny County PA Hospital Development Authority Revenue (Children’s Hospital of Pittsburgh Project) VRDO	1.430%	6/7/19	LOC	3,340	3,340
	Allegheny County PA Hospital Development Authority Revenue (Concordia Lutheran) VRDO	1.430%	6/7/19	LOC	36,750	36,750
1,2	Allegheny County PA Hospital Development Authority Revenue (University of Pittsburgh Medical Center) TOB PUT, SIFMA Municipal Swap Index Yield + 0.170%	1.590%	6/3/19	LOC	20,000	20,000
1	Allegheny County PA Hospital Development Authority Revenue (University of Pittsburgh Medical Center) TOB VRDO	2.200%	6/3/19	LOC	3,750	3,750
1	Allegheny County PA Hospital Development Authority Revenue (University of Pittsburgh Medical Center) TOB VRDO	2.200%	6/3/19	LOC	21,500	21,500
	Allegheny County PA Industrial Development Authority Revenue (Education Center Watson) PUT	1.430%	6/7/19	LOC	2,000	2,000
	Allegheny County PA Industrial Development Authority Revenue (Western Pennsylvania School for Blind Children) VRDO	1.430%	6/7/19		12,100	12,100
	Beaver PA Industrial Development Authority Revenue (Concordia Lutheran Ministries) VRDO	1.430%	6/7/19	LOC	4,650	4,650
1	Berks County PA Industrial Development Authority Health System Revenue (Tower Health Project) TOB VRDO	1.420%	6/7/19	LOC	3,075	3,075

Pennsylvania Municipal Money Market Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Bucks County PA Industrial Development Authority Hospital Revenue (Grand View Hospital) VRDO	1.400%	6/7/19	LOC	3,900	3,900
	Bucks County PA Industrial Development Authority Hospital Revenue (Grand View Hospital) VRDO	1.430%	6/7/19	LOC	9,225	9,225
1	Bucks County PA Water & Sewer Authority Revenue TOB VRDO	1.520%	6/7/19	(Prere.)	5,335	5,335
	Butler County PA General Authority Revenue (North Allegheny School District Project) VRDO	1.450%	6/7/19		4,325	4,325
	Butler County PA General Authority Revenue (North Allegheny School District Project) VRDO	1.450%	6/7/19		28,275	28,275
	Butler County PA Hospital Authority Revenue (Butler Health System Project)	7.250%	7/1/19	(Prere.)	8,130	8,165
	Butler County PA Hospital Authority Revenue (Concordia Lutheran Obligated Group) VRDO	1.430%	6/7/19	LOC	8,645	8,645
	Butler County PA Hospital Authority Revenue (Concordia Lutheran Obligated Group) VRDO	1.430%	6/7/19	LOC	11,810	11,810
	Chester County PA GO	5.000%	7/15/19	(Prere.)	1,100	1,104
1	Commonwealth Financing Authority Pennsylvania Revenue TOB VRDO	1.420%	6/7/19	(4)LOC	13,695	13,695
1	County of Allegheny PA GO TOB VRDO	1.410%	6/7/19		5,340	5,340
	County of Chester PA GO	5.000%	7/15/19	(Prere.)	7,090	7,116
	Delaware County PA Industrial Development Authority Airport Facilities Revenue (United Parcel Service Inc.) VRDO	2.450%	6/3/19		24,860	24,860
	Delaware River Port Authority Pennsylvania & New Jersey Revenue	5.000%	1/1/20		17,470	17,782
	Delaware Valley PA Regional Finance Authority Revenue VRDO	1.420%	6/7/19	LOC	200	200
	Downingtown PA Area School District GO	3.000%	8/1/19		710	711
	Downingtown PA Area School District GO	4.000%	8/1/19		3,740	3,753
1	Dubois PA Hospital Authority Revenue (Penn Highlands Healthcare Obligated Group) TOB VRDO	1.420%	6/7/19	LOC	2,250	2,250
	Emmaus PA General Authority Revenue VRDO	1.400%	6/7/19	LOC	60,785	60,785
	Emmaus PA General Authority Revenue VRDO	1.400%	6/7/19	LOC	500	500
	Emmaus PA General Authority Revenue VRDO	1.400%	6/7/19	LOC	4,900	4,900
	Emmaus PA General Authority Revenue VRDO	1.400%	6/7/19	LOC	11,800	11,800
	Emmaus PA General Authority Revenue VRDO	1.400%	6/7/19	LOC	4,700	4,700
	Emmaus PA General Authority Revenue VRDO	1.400%	6/7/19	LOC	1,200	1,200
	Emmaus PA General Authority Revenue VRDO	1.400%	6/7/19	LOC	10,000	10,000
	Emmaus PA General Authority Revenue VRDO	1.400%	6/7/19	LOC	1,500	1,500
	Emmaus PA General Authority Revenue VRDO	1.400%	6/7/19	LOC	2,500	2,500
	Emmaus PA General Authority Revenue VRDO	1.400%	6/7/19	LOC	500	500
	Emmaus PA General Authority Revenue VRDO	1.400%	6/7/19	LOC	100	100
	Emmaus PA General Authority Revenue VRDO	1.400%	6/7/19	LOC	2,200	2,200
	Fayette County PA Hospital Authority Revenue (Fayette Regional Health System) VRDO	1.430%	6/7/19	LOC	1,000	1,000
	Fayette County PA Hospital Authority Revenue (Fayette Regional Health System) VRDO	1.430%	6/7/19	LOC	5,090	5,090

Pennsylvania Municipal Money Market Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
1	Geisinger Authority Health System Pennsylvania Revenue (Geisinger Health System) TOB VRDO	1.450%	6/7/19		6,955	6,955
1	Geisinger Authority Health System Pennsylvania Revenue (Geisinger Health System) TOB VRDO	1.450%	6/7/19		11,935	11,935
1	Geisinger Authority Health System Pennsylvania Revenue (Geisinger Health System) TOB VRDO	1.450%	6/7/19		7,500	7,500
1	Geisinger Authority Health System Pennsylvania Revenue (Geisinger Health System) TOB VRDO	1.450%	6/7/19		2,785	2,785
1	Geisinger Authority Health System Pennsylvania Revenue (Geisinger Health System) TOB VRDO	1.450%	6/7/19		4,785	4,785
	Geisinger Authority Health System Pennsylvania Revenue (Geisinger Health System) VRDO	2.100%	6/3/19		18,000	18,000
	Haverford Township PA GO	3.000%	6/1/19		1,270	1,270
	Haverford Township PA School District GO VRDO	1.420%	6/7/19	LOC	21,915	21,915
	Jackson PA Authority for Industrial Development Revenue (StoneRidge Retirement Living) VRDO	1.430%	6/7/19	LOC	14,050	14,050
1	Lancaster County PA Hospital Authority Health System Revenue (Lancaster General Hospital Project) TOB VRDO	1.450%	6/7/19	(Prere.)	6,765	6,765
1	Lancaster County PA Hospital Authority Health System Revenue (Lancaster General Hospital Project) TOB VRDO	1.450%	6/7/19	(Prere.)	3,410	3,410
1	Lancaster County PA Hospital Authority Revenue (University of Pennsylvania Health System) TOB VRDO	1.460%	6/7/19		3,750	3,750
	Lancaster PA Industrial Development Authority Revenue (Willow Valley Communities) VRDO	1.430%	6/7/19	LOC	3,700	3,700
1	Lehigh County PA General Purpose Authority Revenue (Good Shepherd Obligated Group) TOB VRDO	1.420%	6/7/19	LOC	5,850	5,850
	Lower Merion PA School District GO VRDO	1.400%	6/7/19	LOC	26,165	26,165
	Lower Merion PA School District GO VRDO	1.400%	6/7/19	LOC	19,750	19,750
	Montgomery County PA Redevelopment Authority Revenue (Forge Gate Apartments Project) VRDO	1.420%	6/7/19	LOC	9,665	9,665
1	Northampton County PA General Purpose Authority College Revenue (Lafayette College) TOB VRDO	1.420%	6/7/19		9,685	9,685
	Northampton County PA General Purpose Authority University Revenue (Lafayette College) VRDO	1.350%	6/7/19		10,750	10,750
	Northampton County PA General Purpose Authority University Revenue (Lafayette College) VRDO	1.350%	6/7/19		22,090	22,090

Pennsylvania Municipal Money Market Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Northampton County PA General Purpose Authority University Revenue (Lafayette College) VRDO	1.350%	6/7/19		9,940	9,940
	Northampton County PA General Purpose Authority University Revenue (Lehigh University) VRDO	1.330%	6/7/19		5,505	5,505
	Northampton County PA General Purpose Authority University Revenue (Lehigh University) VRDO	1.400%	6/7/19		500	500
	Northampton County PA General Purpose Authority University Revenue (Lehigh University) VRDO	1.400%	6/7/19		2,800	2,800
	Pennsylvania Economic Development Financing Authority Exempt Facilities Revenue (Pittsburgh Allegheny County Thermal Ltd.) VRDO	1.450%	6/7/19	LOC	300	300
	Pennsylvania Economic Development Financing Authority Exempt Facilities Revenue (PSEG Power LLC Project) VRDO	1.500%	6/7/19	LOC	28,700	28,700
	Pennsylvania Economic Development Financing Authority Exempt Facilities Revenue (York Water Co. Project) VRDO	1.480%	6/7/19	LOC	12,000	12,000
	Pennsylvania Economic Development Financing Authority Unemployment Compensation Revenue	5.000%	7/1/19		57,530	57,682
1	Pennsylvania Economic Development Financing Authority Water Facilities Revenue (Aqua Pennsylvania Inc. Project) TOB VRDO	1.450%	6/7/19	(13)	9,900	9,900
	Pennsylvania GO	5.000%	6/15/19		3,055	3,059
	Pennsylvania GO	5.000%	7/1/19		4,250	4,262
	Pennsylvania GO	5.000%	7/1/19		20,295	20,351
	Pennsylvania GO	5.375%	7/1/19	(14)	2,000	2,006
	Pennsylvania GO	5.000%	8/15/19		1,270	1,279
	Pennsylvania GO	5.000%	9/15/19		9,575	9,664
	Pennsylvania GO	5.000%	10/15/19		7,370	7,454
1	Pennsylvania GO TOB VRDO	1.420%	6/7/19		4,000	4,000
1	Pennsylvania GO TOB VRDO	1.440%	6/7/19		3,335	3,335
1	Pennsylvania GO TOB VRDO	1.440%	6/7/19		10,400	10,400
1	Pennsylvania GO TOB VRDO	1.450%	6/7/19	(Prere.)	11,250	11,250
1	Pennsylvania GO TOB VRDO	1.450%	6/7/19		14,300	14,300
	Pennsylvania Higher Educational Facilities Authority Revenue	5.000%	6/15/19		5,845	5,852
	Pennsylvania Higher Educational Facilities Authority Revenue (Drexel University) VRDO	1.420%	6/7/19	LOC	5,535	5,535
	Pennsylvania Higher Educational Facilities Authority Revenue (Drexel University) VRDO	1.430%	6/7/19	LOC	10,740	10,740
	Pennsylvania Higher Educational Facilities Authority Revenue (Drexel University) VRDO	1.440%	6/7/19	LOC	23,295	23,295
	Pennsylvania Higher Educational Facilities Authority Revenue (Susquehanna University) VRDO	1.430%	6/7/19	LOC	1,300	1,300

Pennsylvania Municipal Money Market Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
1	Pennsylvania Higher Educational Facilities Authority Revenue (Thomas Jefferson University) TOB VRDO	1.420%	6/7/19	LOC	5,340	5,340
1	Pennsylvania Higher Educational Facilities Authority Revenue (Trustees of the University of Pennsylvania) TOB VRDO	1.430%	6/7/19		2,000	2,000
1	Pennsylvania Higher Educational Facilities Authority Revenue (Trustees of the University of Pennsylvania) TOB VRDO	1.450%	6/7/19		6,665	6,665
	Pennsylvania Higher Educational Facilities Authority Revenue (University of Pennsylvania Health System)	5.000%	9/1/19	(ETM)	6,500	6,550
1	Pennsylvania Higher Educational Facilities Authority Revenue (University of Pennsylvania Health System) TOB VRDO	1.420%	6/7/19		2,740	2,740
1	Pennsylvania Higher Educational Facilities Authority Revenue (University of Pennsylvania Health System) TOB VRDO	1.430%	6/7/19		9,690	9,690
1	Pennsylvania Higher Educational Facilities Authority Revenue (University of Pennsylvania Health System) TOB VRDO	1.430%	6/7/19		5,865	5,865
	Pennsylvania Housing Finance Agency Multifamily Housing Revenue VRDO	1.430%	6/7/19	LOC	4,950	4,950
1	Pennsylvania Housing Finance Agency Single Family Mortgage Revenue TOB VRDO	1.440%	6/7/19		7,500	7,500
1	Pennsylvania Housing Finance Agency Single Family Mortgage Revenue TOB VRDO	1.440%	6/7/19		15,300	15,300
1	Pennsylvania Housing Finance Agency Single Family Mortgage Revenue TOB VRDO	1.440%	6/7/19		5,725	5,725
1	Pennsylvania Housing Finance Agency Single Family Mortgage Revenue TOB VRDO	1.450%	6/7/19		7,500	7,500
1	Pennsylvania Housing Finance Agency Single Family Mortgage Revenue TOB VRDO	1.450%	6/7/19		19,740	19,740
1	Pennsylvania Housing Finance Agency Single Family Mortgage Revenue TOB VRDO	1.470%	6/7/19		7,640	7,640
	Pennsylvania Housing Finance Agency Single Family Mortgage Revenue VRDO	1.480%	6/7/19		4,255	4,255
	Pennsylvania Housing Finance Agency Single Family Mortgage Revenue VRDO	1.480%	6/7/19		11,100	11,100
	Pennsylvania Housing Finance Agency Single Family Mortgage Revenue VRDO	1.480%	6/7/19		9,670	9,670
	Pennsylvania Housing Finance Agency Single Family Mortgage Revenue VRDO	1.550%	6/7/19		5,970	5,970
	Pennsylvania Housing Finance Agency Single Family Mortgage Revenue VRDO	1.550%	6/7/19		8,770	8,770
	Pennsylvania Housing Finance Agency Single Family Mortgage Revenue VRDO	1.550%	6/7/19		21,370	21,370
	Pennsylvania Housing Finance Agency Single Family Mortgage Revenue VRDO	1.550%	6/7/19		19,155	19,155
1	Pennsylvania Housing Finance Agency TOB VRDO	1.450%	6/7/19		7,000	7,000
	Pennsylvania Infrastructure & Investment Authority Revenue	1.900%	7/31/19		15,123	15,123

Pennsylvania Municipal Money Market Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Pennsylvania Infrastructure Investment Authority Revenue	5.000%	6/15/19		2,000	2,002
1	Pennsylvania Intergovernmental Cooperation Authority Special Tax Revenue (Philadelphia Funding Program) TOB VRDO	1.450%	6/7/19		6,315	6,315
3	Pennsylvania State University Revenue PUT	1.580%	6/1/20		70,810	70,810
1	Pennsylvania State University TOB VRDO	1.390%	6/7/19		12,420	12,420
1	Pennsylvania State University TOB VRDO	1.400%	6/7/19		5,600	5,600
1	Pennsylvania TOB VRDO	1.440%	6/7/19		3,600	3,600
1	Pennsylvania TOB VRDO	1.440%	6/7/19		8,750	8,750
1	Pennsylvania TOB VRDO	1.440%	6/7/19		10,000	10,000
1	Pennsylvania Turnpike Commission Oil Franchise Tax Revenue TOB VRDO	1.410%	6/7/19		5,600	5,600
1	Pennsylvania Turnpike Commission Revenue TOB PUT	2.280%	6/3/19	(4)LOC	2,800	2,800
1	Pennsylvania Turnpike Commission Revenue TOB PUT	2.280%	6/3/19	(4)LOC	13,395	13,395
1	Pennsylvania Turnpike Commission Revenue TOB PUT	2.280%	6/3/19	(4)LOC	25,600	25,600
1,2	Pennsylvania Turnpike Commission Revenue TOB PUT, SIFMA Municipal Swap Index Yield + 0.200%	1.620%	6/3/19	LOC	5,000	5,000
1	Pennsylvania Turnpike Commission Revenue TOB VRDO	1.420%	6/7/19	LOC	7,850	7,850
1	Pennsylvania Turnpike Commission Revenue TOB VRDO	1.450%	6/7/19	LOC	60,000	60,000
1	Peters Township PA School District Washington County GO TOB VRDO	1.410%	6/7/19		4,780	4,780
1	Philadelphia PA Airport Revenue TOB VRDO	1.490%	6/7/19	LOC	12,070	12,070
	Philadelphia PA Airport Revenue VRDO	1.480%	6/7/19	LOC	43,550	43,550
	Philadelphia PA Airport Revenue VRDO	1.550%	6/7/19	LOC	21,580	21,580
1	Philadelphia PA Authority for Industrial Development Revenue (Children’s Hospital of Philadelphia Project) TOB VRDO	1.450%	6/7/19		3,275	3,275
	Philadelphia PA Authority for Industrial Development Revenue (Franklin Institute) VRDO	1.410%	6/7/19	LOC	4,670	4,670
	Philadelphia PA Authority for Industrial Development Revenue (Gift of Life Donor Program) VRDO	1.410%	6/7/19	LOC	9,130	9,130
1	Philadelphia PA Authority for Industrial Development Revenue (Philadelphia College of Osteopathic Medicine Obligated Group) TOB VRDO	1.430%	6/7/19		2,850	2,850
	Philadelphia PA Gas Works Revenue VRDO	1.400%	6/7/19	LOC	6,700	6,700
	Philadelphia PA Gas Works Revenue VRDO	1.400%	6/7/19	LOC	1,600	1,600
	Philadelphia PA Gas Works Revenue VRDO	1.400%	6/7/19	LOC	5,545	5,545
	Philadelphia PA Gas Works Revenue VRDO	1.420%	6/7/19	LOC	2,200	2,200
	Philadelphia PA Hospitals & Higher Education Facilities Authority Hospital Revenue (Children’s Hospital of Philadelphia Project) VRDO	2.230%	6/3/19		12,795	12,795

Pennsylvania Municipal Money Market Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Philadelphia PA Hospitals & Higher Education Facilities Authority Hospital Revenue (Children’s Hospital of Philadelphia Project) VRDO	2.230%	6/3/19		3,790	3,790
	Philadelphia PA Hospitals & Higher Education Facilities Authority Hospital Revenue (Children’s Hospital of Philadelphia Project) VRDO	2.230%	6/3/19		56,540	56,540
	Philadelphia PA Industrial Development Authority Lease Revenue VRDO	1.400%	6/7/19	LOC	37,450	37,450
	Philadelphia PA Water & Wastewater Revenue	5.000%	10/1/19		1,750	1,767
	Philadelphia PA Water & Wastewater Revenue VRDO	1.500%	6/7/19	LOC	27,345	27,345
1	Philadelphia PA Water & Wastewater Revenue TOB VRDO	1.450%	6/7/19	LOC	5,000	5,000
1	Pittsburgh PA Water & Sewer Authority Revenue TOB VRDO	2.280%	6/3/19	LOC	22,800	22,800
	Ridley PA School District GO VRDO	1.420%	6/7/19	LOC	14,950	14,950
	Southcentral Pennsylvania General Authority Revenue (WellSpan Health Obligated Group) PUT	2.150%	6/3/19		15,200	15,200
	Southcentral Pennsylvania General Authority Revenue (WellSpan Health Obligated Group) PUT	1.430%	6/7/19		47,500	47,500
	Southcentral Pennsylvania General Authority Revenue (WellSpan Health Obligated Group) PUT	1.430%	6/7/19		24,000	24,000
1	Southcentral Pennsylvania General Authority Revenue (WellSpan Health Obligated Group) TOB VRDO	1.450%	6/7/19		6,670	6,670
1	Southcentral Pennsylvania General Authority Revenue (WellSpan Health Obligated Group) TOB VRDO	1.450%	6/7/19		9,600	9,600
1	Southcentral Pennsylvania General Authority Revenue (WellSpan Health Obligated Group) TOB VRDO	1.450%	6/7/19		22,965	22,965
1	Southcentral Pennsylvania General Authority Revenue (WellSpan Health Obligated Group) TOB VRDO	1.450%	6/7/19		3,000	3,000
1	State College PA Area School District GO TOB VRDO	1.410%	6/7/19		5,400	5,400
	State Public School Building Authority Pennsylvania School Revenue (North Allegheny School District Project) VRDO	1.450%	6/7/19		10,720	10,720
1	Swarthmore College TOB VRDO	1.410%	6/7/19		4,420	4,420
	University of Pittsburgh of the Commonwealth System of Higher Education Pennsylvania Revenue (University Capital Project)	5.000%	9/15/19	(Prere.)	5,000	5,044
	University of Pittsburgh of the Commonwealth System of Higher Education Pennsylvania Revenue (University Capital Project)	5.250%	9/15/19	(Prere.)	5,000	5,049
	University of Pittsburgh of the Commonwealth System of Higher Education Pennsylvania Revenue (University Capital Project)	5.250%	9/15/19	(Prere.)	7,250	7,320

Pennsylvania Municipal Money Market Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	University of Pittsburgh of the Commonwealth System of Higher Education Pennsylvania Revenue (University Capital Project)	5.250%	9/15/19	(Prere.)	9,100	9,186
	University of Pittsburgh of the Commonwealth System of Higher Education Pennsylvania Revenue (University Capital Project)	5.250%	9/15/19	(Prere.)	5,500	5,553
	University of Pittsburgh of the Commonwealth System of Higher Education Pennsylvania Revenue (University Capital Project)	5.250%	9/15/19	(Prere.)	1,000	1,010
	University of Pittsburgh PA Revenue	1.900%	6/18/19		23,000	23,000
	University of Pittsburgh PA Revenue	1.700%	11/5/19		23,000	23,000
	Washington County PA Hospital Authority Revenue (University of Pennsylvania) VRDO	1.000%	6/7/19		36,045	36,045
	Washington County PA Hospital Authority Revenue (Washington Hospital Project) VRDO	1.430%	6/7/19	LOC	11,775	11,775
1	Wilkes-Barre PA Area School District GO TOB VRDO	1.460%	6/7/19	(15)LOC	2,280	2,280
Total Tax-Exempt Municipal Bonds (Cost $1,976,647)						1,976,647

Amount
($000)
Other Assets and Liabilities (0.0%)
Other Assets
Investment in Vanguard	97
Receivables for Investment Securities Sold	35,275
Receivables for Accrued Income	7,676
Receivables for Capital Shares Issued	4,086
Other Assets	5,723
Total Other Assets	52,857
Liabilities
Payables for Investment Securities Purchased	(49,985)
Payables for Capital Shares Redeemed	(2,845)
Payables for Distributions	(167)
Payables to Vanguard	(156)
Total Liabilities	(53,153)
Net Assets (100%)
Applicable to 1,976,235,407 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	1,976,351
Net Asset Value Per Share	$1.00

Pennsylvania Municipal Money Market Fund

At May 31, 2019, net assets consisted of:
Amount
($000)
Paid-in Capital	1,976,340
Total Distributable Earnings (Loss)	11
Net Assets	1,976,351

•    See Note A in Notes to Financial Statements.

1   Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2019, the aggregate value of these securities was $566,295,000, representing 28.7% of net assets.

2   Adjustable-rate security; rate shown is effective rate at period end. Certain adjustable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.

3   Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of May 31, 2019. A key to abbreviations and other references follows the Statement of Net Assets.

See accompanying Notes, which are an integral part of the Financial Statements.

Pennsylvania Municipal Money Market Fund

Key to Abbreviations

ARS—Auction Rate Security.

BAN—Bond Anticipation Note.

CMT—Constant Maturing Treasury Rate.

COP—Certificate of Participation.

CP—Commercial Paper.

FR—Floating Rate.

GAN—Grant Anticipation Note.

GO—General Obligation Bond.

LIBOR—London Interbank Offered Rate.

PILOT—Payments in Lieu of Taxes.

PUT—Put Option Obligation.

RAN—Revenue Anticipation Note.

SIFMA—Securities Industry and Financial Markets Association.

TAN—Tax Anticipation Note.

TOB—Tender Option Bond.

TRAN—Tax Revenue Anticipation Note.

VRDO—Variable Rate Demand Obligation.

VRDP—Variable Rate Demand Preferred.

(ETM)—Escrowed to Maturity.

(Prere.)—Prerefunded.

Scheduled principal and interest payments are guaranteed by:

(1) MBIA (Municipal Bond Investors Assurance).

(2) AMBAC (Ambac Assurance Corporation).

(3) FGIC (Financial Guaranty Insurance Company).

(4) AGM (Assured Guaranty Municipal Corporation).

(5) BIGI (Bond Investors Guaranty Insurance).

(6) Connie Lee Inc.

(7) FHA (Federal Housing Authority).

(8) CapMAC (Capital Markets Assurance Corporation).

(9) American Capital Access Financial Guaranty Corporation.

(10) XL Capital Assurance Inc.

(11) CIFG (CDC IXIS Financial Guaranty).

(12) AGC (Assured Guaranty Corporation).

(13) BHAC (Berkshire Hathaway Assurance Corporation).

(14) NPFG (National Public Finance Guarantee Corporation).

(15) BAM (Build America Mutual Assurance Company).

(16) MAC (Municipal Assurance Corporation).

(17) RAA (Radian Asset Assurance Inc.).

(18) SBLF (Michigan School Bond Loan Fund).

(19) TPSF (Texas Permanent School Fund).

The insurance does not guarantee the market value of the municipal bonds.

LOC—Scheduled principal and interest payments are guaranteed by bank letter of credit.

Pennsylvania Municipal Money Market Fund

Statement of Operations

Six Months Ended
May 31, 2019
($000)
Investment Income
Income
Interest	16,174
Total Income	16,174
Expenses
The Vanguard Group—Note B
Investment Advisory Services	288
Management and Administrative	1,168
Marketing and Distribution	131
Custodian Fees	3
Shareholders’ Reports	6
Total Expenses	1,596
Expenses Paid Indirectly	(3)
Net Expenses	1,593
Net Investment Income	14,581
Realized Net Gain (Loss) on Investment Securities Sold	19
Net Increase (Decrease) in Net Assets Resulting from Operations	14,600

See accompanying Notes, which are an integral part of the Financial Statements.

Pennsylvania Municipal Money Market Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	May 31,	November 30,
	2019	2018
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	14,581	23,530
Realized Net Gain (Loss)	19	(8)
Net Increase (Decrease) in Net Assets Resulting from Operations	14,600	23,522
Distributions
Net Investment Income	(14,583)	(23,531)
Realized Capital Gain	—	—
Total Distributions	(14,583)	(23,531)
Capital Share Transactions (at $1.00 per share)
Issued	541,125	1,151,271
Issued in Lieu of Cash Distributions	13,571	22,043
Redeemed	(544,972)	(1,111,956)
Net Increase (Decrease) from Capital Share Transactions	9,724	61,358
Total Increase (Decrease)	9,741	61,349
Net Assets
Beginning of Period	1,966,610	1,905,261
End of Period	1,976,351	1,966,610

See accompanying Notes, which are an integral part of the Financial Statements.

Pennsylvania Municipal Money Market Fund

Financial Highlights

	Six Months
	Ended
For a Share Outstanding	May 31,	Year Ended November 30,
Throughout Each Period	2019	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Investment Operations
Net Investment Income	.007	1.012	1.006	1.002	.0001	.0001
Net Realized and Unrealized Gain (Loss) on Investments	—	—	—	—	—	—
Total from Investment Operations	.007	.012	.006	.002	.0001	.0001
Distributions
Dividends from Net Investment Income	(.007)	(.012)	(.006)	(.002)	(.0001)	(.0001)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.007)	(.012)	(.006)	(.002)	(.0001)	(.0001)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[2]	0.73%	1.22%	0.63%	0.25%	0.01%	0.01%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,976	$1,967	$1,905	$1,871	$2,059	$2,225
Ratio of Expenses to Average Net Assets	0.16%	0.16%	0.16%	0.13%[3]	0.05%[3]	0.06%[3]
Ratio of Net Investment Income to Average Net Assets	1.46%	1.21%	0.63%	0.24%	0.01%	0.01%

The expense ratio and net investment income ratio for the current period have been annualized.

1   Calculated based on average shares outstanding.

2   Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

3   The ratio of total expenses to average net assets before an expense reduction was 0.16% for 2016, 0.16% for 2015, and 0.16% for 2014. Vanguard and the board of trustees agreed to temporarily limit certain net operating expenses in excess of the fund’s daily yield in order to maintain a zero or positive yield for the fund. The fund is not obligated to repay this amount to Vanguard.

See accompanying Notes, which are an integral part of the Financial Statements.

Pennsylvania Municipal Money Market Fund

Notes to Financial Statements

Vanguard Pennsylvania Municipal Money Market Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in debt instruments of municipal issuers whose ability to meet their obligations may be affected by economic and political developments in the state.

A.   The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Securities are valued at amortized cost, which approximates market value.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (November 30, 2015–2018), and for the period ended May 31, 2019, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes.

4. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at May 31, 2019, or at any time during the period then ended.

5. Other: Interest income is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B.   In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees, and are generally settled twice a month.

Pennsylvania Municipal Money Market Fund

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At May 31, 2019, the fund had contributed to Vanguard capital in the amount of $97,000, representing 0.00% of the fund’s net assets and 0.04% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C.   The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the six months ended May 31, 2019, custodian fee offset arrangements reduced the fund’s expenses by $3,000 (an annual rate of 0.00% of average net assets).

D.   Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Statement of Net Assets.

At May 31, 2019, 100% of the market value of the fund’s investments was determined using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.

E.   As of May 31, 2019, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:

Amount
($000)
Tax Cost	1,976,647
Gross Unrealized Appreciation	5
Gross Unrealized Depreciation	(5)
Net Unrealized Appreciation (Depreciation)	—

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at November 30, 2018, the fund had available capital losses totaling $8,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending November 30, 2019; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

Pennsylvania Municipal Money Market Fund

F.   The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended May 31, 2019, such purchases and sales were $376,996,000 and $275,585,000, respectively.

G.   Management has determined that no events or transactions occurred subsequent to May 31, 2019, that would require recognition or disclosure in these financial statements.

Pennsylvania Long-Term Tax-Exempt Fund

Distribution by Stated Maturity

As of May 31, 2019

Under 1 Year	5.1%
1 - 3 Years	3.3
3 - 5 Years	1.4
5 - 10 Years	10.7
10 - 20 Years	45.9
20 - 30 Years	31.3
Over 30 Years	2.3

Pennsylvania Long-Term Tax-Exempt Fund

Financial Statements (unaudited)

Statement of Net Assets

As of May 31, 2019

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports will be available on the SEC’s website at www.sec.gov.

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Tax-Exempt Municipal Bonds (101.6%)
Pennsylvania (101.6%)
Allegheny County PA GO	5.000%	11/1/26		2,520	3,110
Allegheny County PA GO	4.000%	11/1/30		3,000	3,361
Allegheny County PA GO	5.000%	12/1/30		1,365	1,583
Allegheny County PA GO	5.250%	12/1/32		1,000	1,147
Allegheny County PA GO	4.000%	11/1/33		300	339
Allegheny County PA GO	5.250%	12/1/33		1,000	1,145
Allegheny County PA GO	4.000%	11/1/34		915	1,029
Allegheny County PA GO	5.000%	12/1/34		1,695	1,949
Allegheny County PA GO	5.000%	12/1/34		3,600	3,973
Allegheny County PA GO	4.000%	11/1/35		1,225	1,373
Allegheny County PA GO	4.000%	11/1/36		2,500	2,791
Allegheny County PA GO	5.000%	12/1/37	(4)	10,000	11,031
Allegheny County PA GO	5.000%	12/1/37		6,000	6,600
Allegheny County PA GO	5.000%	11/1/41		5,015	5,825
Allegheny County PA GO VRDO	1.430%	6/7/19	LOC	200	200
Allegheny County PA Higher Education Building Authority University Revenue (Carnegie Mellon University) VRDO	2.120%	6/3/19		1,211	1,211
Allegheny County PA Higher Education Building Authority University Revenue (Chatham University)	5.000%	9/1/30		2,270	2,381
Allegheny County PA Higher Education Building Authority University Revenue (Duquesne University)	4.000%	3/1/30		2,385	2,625
Allegheny County PA Higher Education Building Authority University Revenue (Duquesne University)	5.000%	3/1/30		1,180	1,362
Allegheny County PA Higher Education Building Authority University Revenue (Duquesne University)	4.000%	3/1/31		1,550	1,698
Allegheny County PA Higher Education Building Authority University Revenue (Duquesne University)	4.000%	3/1/33		2,045	2,227
Allegheny County PA Hospital Development Authority Revenue	5.000%	4/1/29		2,500	3,042
Allegheny County PA Hospital Development Authority Revenue	5.000%	4/1/32		3,000	3,575
Allegheny County PA Hospital Development Authority Revenue	5.000%	4/1/33		3,000	3,565

Pennsylvania Long-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Allegheny County PA Hospital Development Authority Revenue	5.000%	4/1/34		4,750	5,615
	Allegheny County PA Hospital Development Authority Revenue	5.000%	4/1/35		5,500	6,479
	Allegheny County PA Hospital Development Authority Revenue	5.000%	4/1/36		5,250	6,166
	Allegheny County PA Hospital Development Authority Revenue	4.000%	4/1/38		5,000	5,404
	Allegheny County PA Hospital Development Authority Revenue	4.000%	4/1/44		30,000	32,074
	Allegheny County PA Hospital Development Authority Revenue	5.000%	4/1/47		19,000	22,001
	Allegheny County PA Hospital Development Authority Revenue (University of Pittsburgh Medical Center)	5.000%	7/15/21		2,750	2,948
	Allegheny County PA Hospital Development Authority Revenue (University of Pittsburgh Medical Center)	5.000%	7/15/24		2,400	2,791
	Allegheny County PA Hospital Development Authority Revenue (University of Pittsburgh Medical Center)	5.000%	7/15/33		3,200	3,968
	Allegheny County PA Hospital Development Authority Revenue (University of Pittsburgh Medical Center)	4.000%	7/15/35		2,530	2,812
	Allegheny County PA Hospital Development Authority Revenue (University of Pittsburgh Medical Center)	4.000%	7/15/36		3,125	3,459
1	Allegheny County PA Hospital Development Authority Revenue (University of Pittsburgh Medical Center) TOB VRDO	2.200%	6/3/19	LOC	33,870	33,870
1	Allegheny County PA Hospital Development Authority Revenue (University of Pittsburgh Medical Center) TOB VRDO	2.200%	6/3/19	LOC	300	300
	Allegheny County PA Port Authority Revenue	5.750%	3/1/29		6,000	6,421
	Allegheny County PA Sanitary Authority Sewer Revenue	5.000%	12/1/30	(15)	3,400	4,005
	Allegheny County PA Sanitary Authority Sewer Revenue	4.000%	12/1/31	(4)	805	899
	Allegheny County PA Sanitary Authority Sewer Revenue	4.000%	6/1/35		1,100	1,221
	Allegheny County PA Sanitary Authority Sewer Revenue	4.000%	12/1/35	(4)	2,650	2,913
	Allegheny County PA Sanitary Authority Sewer Revenue	5.000%	12/1/35		6,000	6,954
	Allegheny County PA Sanitary Authority Sewer Revenue	4.000%	6/1/36		1,500	1,660
	Allegheny County PA Sanitary Authority Sewer Revenue	5.000%	12/1/40		4,250	4,877
	Allegheny County PA Sanitary Authority Sewer Revenue	5.250%	12/1/41	(15)	3,500	3,988
	Allegheny County PA Sanitary Authority Sewer Revenue	5.000%	6/1/43		3,000	3,560
	Allegheny County PA Sanitary Authority Sewer Revenue	5.000%	6/1/45		2,500	2,963

Pennsylvania Long-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Allegheny County PA Sanitary Authority Sewer Revenue	4.000%	6/1/48		7,485	8,125
	Allentown PA City School District GO	4.000%	2/15/21	(4)	480	498
	Allentown PA City School District GO	4.000%	2/15/22	(4)	2,450	2,585
	Allentown PA Neighborhood Improvement Zone Development Authority Tax Revenue	5.000%	5/1/26		1,180	1,262
	Allentown PA Neighborhood Improvement Zone Development Authority Tax Revenue	5.000%	5/1/29		250	266
	Allentown PA Neighborhood Improvement Zone Development Authority Tax Revenue	5.125%	5/1/32		1,000	1,087
	Allentown PA Neighborhood Improvement Zone Development Authority Tax Revenue	5.000%	5/1/35		11,530	12,141
	Allentown PA Neighborhood Improvement Zone Development Authority Tax Revenue	5.000%	5/1/42		15,595	16,297
	Allentown PA School District GO	5.000%	6/1/32	(15)	1,465	1,706
	Allentown PA School District GO	5.000%	6/1/35	(15)	2,000	2,310
	Allentown PA School District GO	5.000%	6/1/36	(15)	1,500	1,728
	Altoona PA Area School District PA GO	5.000%	12/1/48	(15)	1,500	1,694
	Altoona PA Area School District PA GO	4.250%	12/1/49	(4)	3,500	3,724
	Beaver County PA GO	4.000%	4/15/29	(15)	3,505	4,015
	Beaver County PA GO	4.000%	4/15/30	(15)	500	568
	Berks County PA GO	5.000%	11/15/23		1,880	2,165
	Berks County PA GO	4.000%	11/15/24		600	679
	Berks County PA GO	5.000%	11/15/24		500	592
	Berks County PA GO	5.000%	11/15/25		1,535	1,863
	Berks County PA Industrial Development Authority Health System Revenue (Tower Health Project)	4.000%	11/1/33		2,000	2,165
	Berks County PA Industrial Development Authority Health System Revenue (Tower Health Project)	5.000%	11/1/35		3,350	3,920
	Berks County PA Industrial Development Authority Health System Revenue (Tower Health Project)	4.000%	11/1/47		5,000	5,250
	Berks County PA Industrial Development Authority Health System Revenue (Tower Health Project)	5.000%	11/1/47		15,950	18,250
	Berks County PA Industrial Development Authority Health System Revenue (Tower Health Project)	5.000%	11/1/50		21,000	24,027
1	Berks County PA Industrial Development Authority Health System Revenue (Tower Health Project) TOB VRDO	1.620%	6/7/19	LOC	10,425	10,425
	Berks County PA Industrial Development Authority Healthcare Facilities Revenue (Highlands at Wyomissing)	5.000%	5/15/33		500	560
	Berks County PA Industrial Development Authority Healthcare Facilities Revenue (Highlands at Wyomissing)	5.000%	5/15/37		2,500	2,761
	Berks County PA Industrial Development Authority Healthcare Facilities Revenue (Highlands at Wyomissing)	5.000%	5/15/37		375	420

Pennsylvania Long-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Berks County PA Industrial Development Authority Healthcare Facilities Revenue (Highlands at Wyomissing)	5.000%	5/15/38		420	465
	Berks County PA Industrial Development Authority Healthcare Facilities Revenue (Highlands at Wyomissing)	5.000%	5/15/43		500	551
	Berks County PA Industrial Development Authority Healthcare Facilities Revenue (Highlands at Wyomissing)	5.000%	5/15/47		2,435	2,670
	Berks County PA Industrial Development Authority Healthcare Facilities Revenue (Highlands at Wyomissing)	5.000%	5/15/47		830	920
	Berks County PA Industrial Development Authority Healthcare Facilities Revenue (Highlands at Wyomissing)	5.000%	5/15/48		1,500	1,649
	Berks County PA Municipal Authority Revenue (Reading Hospital & Medical Center Project)	5.500%	11/1/19	(Prere.)	1,750	1,778
	Berks County PA Municipal Authority Revenue (Reading Hospital & Medical Center Project)	5.750%	11/1/19	(Prere.)	2,305	2,345
	Berks County PA Municipal Authority Revenue (Reading Hospital & Medical Center Project)	5.750%	11/1/39		2,310	2,349
	Berks County PA Municipal Authority Revenue (Reading Hospital & Medical Center Project)	5.000%	11/1/40		6,955	7,464
2	Bermudian Springs PA School District GO	5.000%	5/1/30	(4)	1,370	1,657
	Bethel Park PA School District GO	4.000%	8/1/31		2,500	2,773
2	Blue Mountain PA School District GO	4.000%	8/1/22	(4)	235	251
2	Blue Mountain PA School District GO	4.000%	8/1/23	(4)	470	511
2	Blue Mountain PA School District GO	4.000%	8/1/24	(4)	500	552
2	Blue Mountain PA School District GO	4.000%	8/1/25	(4)	460	515
	Bristol Township PA School District GO	5.250%	6/1/37		3,000	3,347
	Bucks County PA Water & Sewer Authority Water System Revenue	5.000%	12/1/21	(Prere.)	2,000	2,176
	Butler County PA General Authority Revenue (North Allegheny School District Project) VRDO	1.450%	6/7/19		300	300
	Butler County PA General Authority Revenue (South Park School District Project) VRDO	1.430%	6/7/19	(4)	4,235	4,235
	Butler County PA Hospital Authority Revenue (Butler Health System Project)	7.250%	7/1/19	(Prere.)	310	311
	Butler County PA Hospital Authority Revenue (Butler Health System Project)	5.000%	7/1/26		525	607
	Butler County PA Hospital Authority Revenue (Butler Health System Project)	5.000%	7/1/27		490	565
	Butler County PA Hospital Authority Revenue (Butler Health System Project)	5.000%	7/1/28		540	624
	Butler County PA Hospital Authority Revenue (Butler Health System Project)	5.000%	7/1/29		1,670	1,930
	Butler County PA Hospital Authority Revenue (Butler Health System Project)	5.000%	7/1/30		1,370	1,575
	Butler County PA Hospital Authority Revenue (Butler Health System Project)	5.000%	7/1/35		4,430	5,009
	Butler County PA Hospital Authority Revenue (Butler Health System Project)	5.000%	7/1/39		3,250	3,638
	Canon-McMillan PA School District GO	5.000%	12/15/37	(15)	3,000	3,433

Pennsylvania Long-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Canon-McMillan PA School District GO	5.000%	12/1/41	(4)	3,000	3,511
Canonsburg-Houston PA Joint Authority Sewer Revenue	5.000%	12/1/27		1,530	1,796
Canonsburg-Houston PA Joint Authority Sewer Revenue	5.000%	12/1/28		1,605	1,880
Canonsburg-Houston PA Joint Authority Sewer Revenue	5.000%	12/1/30		1,135	1,322
Canonsburg-Houston PA Joint Authority Sewer Revenue	5.000%	12/1/40		4,000	4,549
Capital Region Water Pennsylvania Sewer System Revenue	5.000%	7/15/31		1,240	1,488
Capital Region Water Pennsylvania Sewer System Revenue	5.000%	7/15/31		1,535	1,873
Capital Region Water Pennsylvania Sewer System Revenue	5.000%	7/15/32		1,100	1,335
Capital Region Water Pennsylvania Sewer System Revenue	5.000%	7/15/32		500	597
Capital Region Water Pennsylvania Sewer System Revenue	5.000%	7/15/33		1,370	1,629
Capital Region Water Pennsylvania Sewer System Revenue	5.000%	7/15/34		1,000	1,186
Capital Region Water Pennsylvania Sewer System Revenue	5.000%	7/15/35		500	599
Capital Region Water Pennsylvania Sewer System Revenue	5.000%	7/15/37		1,815	2,138
Capital Region Water Pennsylvania Sewer System Revenue	5.000%	7/15/38		1,000	1,185
Capital Region Water Pennsylvania Sewer System Revenue	5.000%	7/15/42		2,665	3,110
Central Bradford PA Progress Authority Revenue (Guthrie Healthcare System)	5.500%	12/1/31		5,000	5,402
Central Bradford PA Progress Authority Revenue (Guthrie Healthcare System)	5.375%	12/1/41		3,000	3,211
Central Dauphin PA School District GO	4.000%	5/15/37		1,000	1,082
Central Dauphin School District PA GO	4.000%	5/15/32		1,000	1,103
Central Dauphin School District PA GO	4.000%	5/15/34		1,985	2,168
Central Dauphin School District PA GO	4.000%	5/15/35		2,325	2,533
Centre County PA Hospital Authority Revenue (Mount Nittany Medical Center Project)	7.000%	11/15/21	(Prere.)	6,930	7,833
Centre County PA Hospital Authority Revenue (Mount Nittany Medical Center Project)	5.000%	11/15/32		6,280	6,867
Centre County PA Hospital Authority Revenue (Mount Nittany Medical Center Project)	5.000%	11/15/42		1,500	1,751
Centre County PA Hospital Authority Revenue (Mount Nittany Medical Center Project)	5.000%	11/15/44		3,000	3,211
Centre County PA Hospital Authority Revenue (Mount Nittany Medical Center Project)	4.000%	11/15/47		2,100	2,228
Chartiers Valley PA School District GO	5.000%	10/15/35		1,135	1,310
Chartiers Valley PA School District GO	5.000%	10/15/40		2,750	3,140
Cheltenham Township PA School District GO	5.000%	3/15/38		4,210	4,809
Chester County PA GO	4.000%	11/15/32		5,500	6,289
Chester County PA Health & Education Facilities Authority Revenue (Main Line Health System Inc. Obligated Group)	5.000%	5/15/20	(Prere.)	17,490	18,065

Pennsylvania Long-Term Tax-Exempt Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Chester County PA Health & Education Facilities Authority Revenue (Main Line Health System Inc. Obligated Group)	5.000%	10/1/34	2,675	3,219
	Chester County PA Health & Education Facilities Authority Revenue (Main Line Health System Inc. Obligated Group)	5.000%	5/15/40	5,000	5,125
	Chester County PA Health & Education Facilities Authority Revenue (Main Line Health System Inc. Obligated Group)	4.000%	10/1/42	2,000	2,161
	Chester County PA Health & Education Facilities Authority Revenue (Main Line Health System Inc. Obligated Group)	4.000%	10/1/47	4,000	4,298
	Chester County PA Health & Education Facilities Authority Revenue (Main Line Health System Inc. Obligated Group)	5.000%	10/1/52	2,500	2,885
	Chester County PA Industrial Development Authority Student Housing Revenue (University Student Housing LLC Project)	5.000%	8/1/30	1,100	1,173
	Chester County PA Industrial Development Authority Student Housing Revenue (University Student Housing LLC Project)	5.000%	8/1/35	785	831
	Chester County PA Industrial Development Authority Student Housing Revenue (University Student Housing LLC Project)	5.000%	8/1/45	2,990	3,137
	Clarion County PA Industrial Development Authority Revenue (Clarion University Foundation Inc. Student Housing Project)	5.000%	7/1/29	2,000	2,095
	Clarion County PA Industrial Development Authority Revenue (Clarion University Foundation Inc. Student Housing Project)	5.000%	7/1/33	3,000	3,114
	Clarion County PA Industrial Development Authority Revenue (Clarion University Foundation Inc. Student Housing Project)	5.000%	7/1/45	2,000	2,041
	Commonwealth Financing Authority Pennsylvania Revenue	5.000%	6/1/24	250	290
2	Commonwealth Financing Authority Pennsylvania Revenue	5.000%	6/1/24	1,000	1,129
	Commonwealth Financing Authority Pennsylvania Revenue	5.000%	6/1/27	4,000	4,856
	Commonwealth Financing Authority Pennsylvania Revenue	5.000%	6/1/28	1,365	1,487
2	Commonwealth Financing Authority Pennsylvania Revenue	5.000%	6/1/29	5,115	6,265
	Commonwealth Financing Authority Pennsylvania Revenue	5.000%	6/1/30	4,000	4,878
	Commonwealth Financing Authority Pennsylvania Revenue	5.000%	6/1/30	1,000	1,282
2	Commonwealth Financing Authority Pennsylvania Revenue	5.000%	6/1/30	1,750	2,189
	Commonwealth Financing Authority Pennsylvania Revenue	5.000%	6/1/31	5,000	5,432
2	Commonwealth Financing Authority Pennsylvania Revenue	5.000%	6/1/31	5,090	6,174

Pennsylvania Long-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Commonwealth Financing Authority Pennsylvania Revenue	5.000%	6/1/31		1,000	1,278
Commonwealth Financing Authority Pennsylvania Revenue	5.000%	6/1/32		8,115	8,807
Commonwealth Financing Authority Pennsylvania Revenue	5.000%	6/1/32		7,000	8,448
Commonwealth Financing Authority Pennsylvania Revenue	5.000%	6/1/33		7,760	8,415
Commonwealth Financing Authority Pennsylvania Revenue	5.000%	6/1/33		10,025	12,054
Commonwealth Financing Authority Pennsylvania Revenue	4.000%	6/1/39	(4)	36,500	39,744
Connellsville PA Area School District GO	4.000%	8/15/25	(15)	500	563
Connellsville PA Area School District GO	4.000%	8/15/26	(15)	1,685	1,917
Connellsville PA Area School District GO	4.000%	8/15/27	(15)	2,070	2,339
Council Rock PA School District GO	3.250%	11/15/39		5,010	5,118
Cumberland County PA Municipal Authority Revenue (Dickinson College Project)	5.000%	5/1/30		1,000	1,188
Cumberland County PA Municipal Authority Revenue (Dickinson College Project)	5.000%	5/1/31		750	884
Cumberland County PA Municipal Authority Revenue (Dickinson College Project)	5.000%	5/1/32		800	938
Cumberland County PA Municipal Authority Revenue (Dickinson College Project)	5.000%	5/1/34		1,420	1,656
Cumberland County PA Municipal Authority Revenue (Dickinson College Project)	5.000%	11/1/37		2,000	2,187
Cumberland County PA Municipal Authority Revenue (Dickinson College Project)	5.000%	11/1/39		4,685	5,489
Cumberland County PA Municipal Authority Revenue (Dickinson College Project)	5.000%	11/1/42		3,605	3,927
Cumberland Valley PA School District GO	5.000%	12/1/30		500	583
Cumberland Valley PA School District GO	5.000%	12/1/31		750	871
Cumberland Valley PA School District GO	5.000%	12/1/33		1,005	1,162
Cumberland Valley PA School District GO	5.000%	12/1/34		1,125	1,297
Cumberland Valley PA School District GO	5.000%	12/1/35		1,000	1,151
Dauphin County PA General Authority Health System Revenue (Pinnacle Health System Project)	6.000%	6/1/19	(Prere.)	125	125
Dauphin County PA General Authority Health System Revenue (Pinnacle Health System Project)	6.000%	6/1/19	(Prere.)	12,845	12,845
Dauphin County PA General Authority Health System Revenue (Pinnacle Health System Project)	6.000%	6/1/29		135	135
Dauphin County PA General Authority Health System Revenue (Pinnacle Health System Project)	4.000%	6/1/30		3,745	4,119
Dauphin County PA General Authority Health System Revenue (Pinnacle Health System Project)	4.000%	6/1/31		2,190	2,397
Dauphin County PA General Authority Health System Revenue (Pinnacle Health System Project)	4.000%	6/1/32		2,070	2,256

Pennsylvania Long-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Dauphin County PA General Authority Health System Revenue (Pinnacle Health System Project)	5.000%	6/1/35		3,450	4,016
	Dauphin County PA General Authority Health System Revenue (Pinnacle Health System Project)	6.000%	6/1/36		2,320	2,327
	Dauphin County PA General Authority Health System Revenue (Pinnacle Health System Project)	5.000%	6/1/42		21,040	22,465
	Delaware County PA Authority Revenue (Haverford College)	5.000%	10/1/34		1,220	1,465
	Delaware County PA Authority Revenue (Haverford College)	5.000%	10/1/35		800	958
2	Delaware County PA Authority Revenue (Haverford College)	5.000%	10/1/42		5,020	5,905
	Delaware County PA Authority Revenue (Haverford College)	5.000%	10/1/46		4,970	5,850
	Delaware County PA Authority University Revenue (Villanova University)	5.000%	8/1/40		2,500	2,877
	Delaware County PA Regional Water Quality Control Authority Revenue	5.000%	5/1/32		3,355	4,060
	Delaware County PA Regional Water Quality Control Authority Revenue	5.000%	5/1/40		1,500	1,714
	Delaware County PA Vocational-Technical School Authority Lease Revenue (Delaware County Intermediate Unit No. 25 Project)	5.000%	11/1/38	(15)	1,250	1,383
	Delaware River Joint Toll Bridge Commission Pennsylvania & New Jersey Revenue	5.000%	7/1/30		500	587
	Delaware River Joint Toll Bridge Commission Pennsylvania & New Jersey Revenue	5.000%	7/1/32		3,070	3,731
	Delaware River Joint Toll Bridge Commission Pennsylvania & New Jersey Revenue	4.000%	7/1/33	(15)	4,000	4,367
	Delaware River Joint Toll Bridge Commission Pennsylvania & New Jersey Revenue	5.000%	7/1/34		3,250	3,919
	Delaware River Joint Toll Bridge Commission Pennsylvania & New Jersey Revenue	5.000%	7/1/36		3,500	4,190
	Delaware River Joint Toll Bridge Commission Pennsylvania & New Jersey Revenue	5.000%	7/1/42		18,930	22,367
	Delaware River Joint Toll Bridge Commission Pennsylvania & New Jersey Revenue	5.000%	7/1/47		11,500	13,556
1	Delaware River PA Joint Toll Bridge Commission Revenue TOB VRDO	1.570%	6/7/19		4,880	4,880
	Delaware River Port Authority Pennsylvania & New Jersey Revenue	5.000%	1/1/20	(Prere.)	2,000	2,041
	Delaware River Port Authority Pennsylvania & New Jersey Revenue	5.000%	1/1/20	(Prere.)	25	26
	Delaware River Port Authority Pennsylvania & New Jersey Revenue	5.000%	1/1/24		3,640	4,026
	Delaware River Port Authority Pennsylvania & New Jersey Revenue	5.000%	1/1/25		2,715	3,001
	Delaware River Port Authority Pennsylvania & New Jersey Revenue	5.000%	1/1/26		3,205	3,536
	Delaware River Port Authority Pennsylvania & New Jersey Revenue	5.000%	1/1/27		1,000	1,101

Pennsylvania Long-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Delaware River Port Authority Pennsylvania & New Jersey Revenue	5.000%	1/1/29		2,030	2,586
	Delaware River Port Authority Pennsylvania & New Jersey Revenue	5.000%	1/1/30		3,000	3,802
	Delaware River Port Authority Pennsylvania & New Jersey Revenue	5.000%	1/1/31		3,500	3,994
	Delaware River Port Authority Pennsylvania & New Jersey Revenue	5.000%	1/1/32		2,750	3,445
	Delaware River Port Authority Pennsylvania & New Jersey Revenue	5.000%	1/1/33		5,000	5,681
	Delaware River Port Authority Pennsylvania & New Jersey Revenue	5.000%	1/1/34		3,500	3,969
	Delaware River Port Authority Pennsylvania & New Jersey Revenue	5.000%	1/1/36		2,000	2,454
	Delaware River Port Authority Pennsylvania & New Jersey Revenue	5.000%	1/1/37		12,000	13,531
	Delaware River Port Authority Pennsylvania & New Jersey Revenue	5.000%	1/1/37		2,500	3,057
	Delaware River Port Authority Pennsylvania & New Jersey Revenue	5.000%	1/1/40		5,000	5,613
	Delaware Valley PA Regional Finance Authority Revenue	7.750%	7/1/27	(2)	130	184
2	Delaware Valley PA Regional Finance Authority Revenue	5.500%	8/1/28	(2)	9,130	11,625
	Delaware Valley PA Regional Finance Authority Revenue	5.750%	7/1/32		6,630	9,039
	Doylestown PA Hospital Authority Revenue	5.000%	7/1/25		3,730	4,057
	Doylestown PA Hospital Authority Revenue	5.000%	7/1/26		4,445	4,827
	Doylestown PA Hospital Authority Revenue	5.000%	7/1/27		1,170	1,269
	Doylestown PA Hospital Authority Revenue	5.000%	7/1/28		1,000	1,082
	Doylestown PA Hospital Authority Revenue	5.000%	7/1/29		865	935
	Doylestown PA Hospital Authority Revenue	5.000%	7/1/46		4,000	4,354
	Dubois PA Hospital Authority Revenue (Penn Highlands Healthcare Obligated Group)	4.000%	7/15/48		7,405	7,777
	East Hempfield Township PA Industrial Development Authority Revenue (Millersville University Student Housing Project)	5.000%	7/1/30		1,280	1,371
	East Hempfield Township PA Industrial Development Authority Revenue (Millersville University Student Housing Project)	5.000%	7/1/30		825	907
	East Hempfield Township PA Industrial Development Authority Revenue (Millersville University Student Housing Project)	5.000%	7/1/34		1,000	1,074
	East Hempfield Township PA Industrial Development Authority Revenue (Millersville University Student Housing Project)	5.000%	7/1/35		1,250	1,323
	East Hempfield Township PA Industrial Development Authority Revenue (Millersville University Student Housing Project)	5.000%	7/1/45		4,325	4,524
	East Hempfield Township PA Industrial Development Authority Revenue (Millersville University Student Housing Project)	5.000%	7/1/47		3,750	3,994
	East Norriton-Plymouth-Whitpain PA Joint Sewer Authority Revenue	5.000%	8/1/38		2,500	2,787

Pennsylvania Long-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	East Norriton-Plymouth-Whitpain PA Joint Sewer Authority Revenue	5.000%	8/1/41		2,100	2,339
	Easton PA Area Joint Sewer Authority Revenue	5.000%	12/1/27	(15)	250	283
	Easton PA Area Joint Sewer Authority Revenue	5.000%	12/1/28	(15)	250	283
	Erie City PA Water Authority Revenue	5.000%	12/1/43	(4)	1,500	1,800
	Erie PA City School District GO	3.000%	4/1/32	(4)	3,360	3,421
	Erie PA Higher Education Building Authority Revenue (Gannon University)	5.000%	5/1/32		1,325	1,491
	Erie PA Higher Education Building Authority Revenue (Gannon University)	5.000%	5/1/33		1,395	1,567
	Erie PA Sewer Authority Revenue	4.000%	12/1/41	(4)	3,500	3,763
	Fox Chapel PA Area School District	5.000%	2/1/36		2,000	2,383
	Franklin County PA Industrial Development Authority Revenue (Chambersburg Hospital Project)	5.375%	7/1/20	(Prere.)	17,075	17,780
	Franklin County PA Industrial Development Authority Revenue (Menno-Haven Inc. Project)	5.000%	12/1/43		1,100	1,202
	Franklin County PA Industrial Development Authority Revenue (Menno-Haven Inc. Project)	5.000%	12/1/48		2,300	2,506
	Franklin County PA Industrial Development Authority Revenue (Menno-Haven Inc. Project)	5.000%	12/1/53		1,900	2,064
	Geisinger Authority Health System Pennsylvania Revenue (Geisinger Health System)	5.250%	6/1/19	(Prere.)	20,735	20,735
	Geisinger Authority Health System Pennsylvania Revenue (Geisinger Health System)	5.000%	2/15/34		4,250	5,021
	Geisinger Authority Health System Pennsylvania Revenue (Geisinger Health System)	5.000%	2/15/39		4,400	5,122
	Geisinger Authority Health System Pennsylvania Revenue (Geisinger Health System)	5.000%	6/1/41		5,000	5,545
	Geisinger Authority Health System Pennsylvania Revenue (Geisinger Health System)	5.000%	2/15/45		13,000	15,030
	Geisinger Authority Health System Pennsylvania Revenue (Geisinger Health System)	4.000%	2/15/47		30,030	32,077
1	Geisinger Authority Health System Pennsylvania Revenue (Geisinger Health System) TOB VRDO	1.450%	6/7/19	(Prere.)	4,500	4,500
	Geisinger Authority Health System Pennsylvania Revenue (Geisinger Health System) VRDO	2.100%	6/3/19		5,895	5,895
	Geisinger Authority Health System Pennsylvania Revenue (Geisinger Health System) VRDO	2.100%	6/3/19		17,595	17,595
1	Geisinger PA Authority Health System Revenue TOB VRDO	1.450%	6/7/19		12,500	12,500
2	Hamburg PA Area School District GO	5.000%	4/1/21		300	318

Pennsylvania Long-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
2	Hamburg PA Area School District GO	5.000%	4/1/22		300	327
2	Hamburg PA Area School District GO	5.000%	4/1/23		335	376
	Hampden Township PA GO	5.000%	11/15/20	(Prere.)	180	189
	Haverford PA GO	3.650%	6/1/48		935	979
	Huntingdon County PA General Authority Revenue	5.000%	5/1/46		6,690	7,301
	Lackawanna County PA Industrial Development Authority Revenue (University of Scranton)	4.000%	11/1/35		500	531
	Lackawanna County PA Industrial Development Authority Revenue (University of Scranton)	4.000%	11/1/36		625	662
	Lackawanna County PA Industrial Development Authority Revenue (University of Scranton)	4.000%	11/1/40		4,000	4,189
	Lancaster County PA Hospital Authority Health Center Revenue (Masonic Homes Project) VRDO	2.210%	6/3/19	LOC	645	645
	Lancaster County PA Hospital Authority Revenue (Brethren Village Project)	5.000%	7/1/25		715	783
	Lancaster County PA Hospital Authority Revenue (Brethren Village Project)	5.000%	7/1/30		750	816
	Lancaster County PA Hospital Authority Revenue (Brethren Village Project)	5.000%	7/1/31		1,300	1,409
	Lancaster County PA Hospital Authority Revenue (Brethren Village Project)	5.000%	7/1/32		725	783
	Lancaster County PA Hospital Authority Revenue (University of Pennsylvania Health System)	5.000%	8/15/42		8,825	10,299
	Lancaster County PA Solid Waste Management Authority Solid Waste Disposal System Revenue	5.250%	12/15/30		3,000	3,373
	Lancaster County PA Solid Waste Management Authority Solid Waste Disposal System Revenue	5.250%	12/15/31		4,235	4,753
	Lancaster County PA Solid Waste Management Authority Solid Waste Disposal System Revenue	5.250%	12/15/32		2,600	2,913
	Lancaster County PA Solid Waste Management Authority Solid Waste Disposal System Revenue	5.000%	12/15/33		5,000	5,632
	Lancaster PA GO	4.000%	11/1/31	(15)	1,400	1,568
	Lancaster PA GO	4.000%	11/1/32	(15)	2,445	2,729
	Lancaster PA GO	4.000%	11/1/33	(15)	2,545	2,826
	Lancaster PA GO	4.000%	11/1/34	(15)	2,660	2,942
	Lancaster PA GO	4.000%	11/1/35	(15)	2,355	2,595
	Lancaster PA Industrial Development Authority Revenue (Garden Spot Village Project)	5.375%	5/1/28		1,250	1,362
	Lancaster PA Industrial Development Authority Revenue (Garden Spot Village Project)	5.750%	5/1/35		2,200	2,418
	Lehigh County PA Authority Water & Sewer Revenue	0.000%	12/1/24		1,695	1,470
	Lehigh County PA Authority Water & Sewer Revenue	5.000%	12/1/43		14,305	15,954

Pennsylvania Long-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Lehigh County PA Authority Water & Sewer Revenue	5.125%	12/1/47		3,000	3,365
Lehigh County PA General Purpose Authority Revenue (Good Shepherd Obligated Group)	4.000%	11/1/46		3,685	3,825
Lehigh County PA General Purpose Hospital Authority Revenue (Lehigh Valley Health Network)	4.000%	7/1/33		5,000	5,227
Luzerne County PA GO	5.250%	12/15/21	(14)	3,920	4,060
Luzerne County PA GO	5.000%	11/15/29	(4)	2,500	2,921
Luzerne County PA Industrial Development Authority Water Facility Revenue (Pennsylvania-American Water Co.)	5.500%	12/1/39		5,000	5,096
Lycoming County PA Authority College Revenue (Pennsylvania College of Technology)	5.000%	5/1/26		2,000	2,149
Lycoming County PA Authority College Revenue (Pennsylvania College of Technology)	5.000%	7/1/30		5,565	5,871
Lycoming County PA Authority Health System Revenue (Susquehanna Health System Project)	5.500%	7/1/28		45	45
Lycoming County PA Authority Revenue (Lycoming College)	4.000%	11/1/24		435	476
Lycoming County PA Authority Revenue (Lycoming College)	5.500%	11/1/33		2,935	3,359
Manheim Township PA School District GO	5.000%	2/1/30		2,010	2,382
Manheim Township PA School District GO	5.000%	2/1/31		1,200	1,414
Monroe County PA Hospital Authority Revenue (Pocono Medical Center)	5.000%	7/1/41		3,660	4,165
Monroeville PA Finance Authority Revenue (UPMC Health System)	5.000%	2/15/42		10,875	11,749
Montgomery County PA Higher Education & Health Authority Hospital Revenue (Abington Memorial Hospital)	5.125%	6/1/19	(Prere.)	13,545	13,545
Montgomery County PA Higher Education & Health Authority Revenue (Arcadia University)	5.000%	4/1/29		2,580	2,909
Montgomery County PA Higher Education & Health Authority Revenue (Arcadia University)	5.000%	4/1/30		1,000	1,122
Montgomery County PA Higher Education & Health Authority Revenue (Arcadia University)	5.750%	4/1/40		3,000	3,301
Montgomery County PA Higher Education & Health Authority Revenue (Gwynedd Mercy University Project) PUT	3.000%	5/1/21		1,100	1,113
Montgomery County PA Higher Education & Health Authority Revenue (Gwynedd Mercy University Project) PUT	4.000%	5/1/23		1,180	1,248
Montgomery County PA Higher Education & Health Authority Revenue (Hill School Project)	4.000%	8/15/50		5,730	6,169

Pennsylvania Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Montgomery County PA Higher Education & Health Authority Revenue (Holy Redeemer Health System)	5.000%	10/1/24	1,165	1,305
Montgomery County PA Higher Education & Health Authority Revenue (Holy Redeemer Health System)	5.000%	10/1/25	1,200	1,345
Montgomery County PA Higher Education & Health Authority Revenue (Holy Redeemer Health System)	5.000%	10/1/26	1,000	1,119
Montgomery County PA Higher Education & Health Authority Revenue (Holy Redeemer Health System)	5.000%	10/1/27	1,000	1,116
Montgomery County PA Higher Education & Health Authority Revenue (Holy Redeemer Health System)	5.000%	10/1/40	9,150	10,049
Montgomery County PA Higher Education & Health Authority Revenue (Thomas Jefferson University)	5.000%	9/1/31	1,750	2,127
Montgomery County PA Higher Education & Health Authority Revenue (Thomas Jefferson University)	5.000%	9/1/34	2,210	2,647
Montgomery County PA Higher Education & Health Authority Revenue (Thomas Jefferson University)	5.000%	9/1/35	2,780	3,319
Montgomery County PA Higher Education & Health Authority Revenue (Thomas Jefferson University)	5.000%	9/1/37	2,500	2,965
Montgomery County PA Higher Education & Health Authority Revenue (Thomas Jefferson University)	5.000%	9/1/43	5,750	6,746
Montgomery County PA Higher Education & Health Authority Revenue (Thomas Jefferson University)	5.000%	9/1/48	10,250	11,968
Montgomery County PA Higher Education & Health Authority Revenue (Ursinus College)	5.250%	11/1/42	4,000	4,479
Montgomery County PA Industrial Development Authority Health Services Revenue (Albert Einstein Healthcare Network)	5.250%	1/15/28	3,795	4,319
Montgomery County PA Industrial Development Authority Health Services Revenue (Albert Einstein Healthcare Network)	5.250%	1/15/30	5,000	5,662
Montgomery County PA Industrial Development Authority Health Services Revenue (Albert Einstein Healthcare Network)	5.250%	1/15/36	11,250	12,487
Montgomery County PA Industrial Development Authority Health Services Revenue (Albert Einstein Healthcare Network)	5.250%	1/15/45	8,500	9,382

Pennsylvania Long-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Montgomery County PA Industrial Development Authority Health Services Revenue (Albert Einstein Healthcare Network)	5.250%	1/15/46		3,300	3,646
	Montgomery County PA Industrial Development Authority Health Services Revenue (Jefferson Health System)	5.000%	10/1/41		4,110	4,382
	Montgomery County PA Industrial Development Authority Revenue (Foulkeways at Gwynedd)	5.000%	12/1/30		1,200	1,325
	Montgomery County PA Industrial Development Authority Revenue (Foulkeways at Gwynedd)	5.000%	12/1/46		3,730	4,029
	Montgomery County PA Industrial Development Authority Revenue (Meadowood Corp.)	5.000%	12/1/38		2,500	2,744
	Montgomery County PA Industrial Development Authority Revenue (Meadowood Corp.)	5.000%	12/1/48		6,500	7,094
	Montgomery County PA Industrial Development Authority Revenue (Philadelphia Presbyterian Homes Inc. Project)	6.625%	12/1/21	(Prere.)	1,565	1,760
	Montgomery County PA Industrial Development Authority Revenue (Philadelphia Presbyterian Homes Inc. Project)	5.000%	12/1/27		2,250	2,515
	Montgomery County PA Industrial Development Authority Revenue (Philadelphia Presbyterian Homes Inc. Project)	5.000%	12/1/47		2,000	2,165
	Montgomery County PA Industrial Development Authority Revenue (Philadelphia Presbyterian Homes Inc. Project)	4.000%	12/1/48		3,000	2,989
2	Montgomery County PA Industrial Development Authority Revenue (Waverly Heights Ltd. Project)	4.000%	12/1/20		225	232
2	Montgomery County PA Industrial Development Authority Revenue (Waverly Heights Ltd. Project)	4.000%	12/1/21		100	105
2	Montgomery County PA Industrial Development Authority Revenue (Waverly Heights Ltd. Project)	4.000%	12/1/22		100	107
2	Montgomery County PA Industrial Development Authority Revenue (Waverly Heights Ltd. Project)	4.000%	12/1/23		125	135
2	Montgomery County PA Industrial Development Authority Revenue (Waverly Heights Ltd. Project)	4.000%	12/1/24		200	220
2	Montgomery County PA Industrial Development Authority Revenue (Waverly Heights Ltd. Project)	4.000%	12/1/25		250	277

Pennsylvania Long-Term Tax-Exempt Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
2	Montgomery County PA Industrial Development Authority Revenue (Waverly Heights Ltd. Project)	4.000%	12/1/26	350	393
2	Montgomery County PA Industrial Development Authority Revenue (Waverly Heights Ltd. Project)	4.000%	12/1/27	150	170
2	Montgomery County PA Industrial Development Authority Revenue (Waverly Heights Ltd. Project)	4.000%	12/1/28	200	225
2	Montgomery County PA Industrial Development Authority Revenue (Waverly Heights Ltd. Project)	4.000%	12/1/29	100	112
2	Montgomery County PA Industrial Development Authority Revenue (Waverly Heights Ltd. Project)	4.000%	12/1/30	210	233
2	Montgomery County PA Industrial Development Authority Revenue (Waverly Heights Ltd. Project)	4.000%	12/1/31	225	248
2	Montgomery County PA Industrial Development Authority Revenue (Waverly Heights Ltd. Project)	4.000%	12/1/32	100	110
2	Montgomery County PA Industrial Development Authority Revenue (Waverly Heights Ltd. Project)	4.000%	12/1/33	200	219
2	Montgomery County PA Industrial Development Authority Revenue (Waverly Heights Ltd. Project)	4.000%	12/1/34	200	217
2	Montgomery County PA Industrial Development Authority Revenue (Waverly Heights Ltd. Project)	4.000%	12/1/35	395	427
2	Montgomery County PA Industrial Development Authority Revenue (Waverly Heights Ltd. Project)	4.000%	12/1/36	650	701
2	Montgomery County PA Industrial Development Authority Revenue (Waverly Heights Ltd. Project)	4.000%	12/1/37	605	650
2	Montgomery County PA Industrial Development Authority Revenue (Waverly Heights Ltd. Project)	4.000%	12/1/38	300	321
2	Montgomery County PA Industrial Development Authority Revenue (Waverly Heights Ltd. Project)	5.000%	12/1/44	1,000	1,135
2	Montgomery County PA Industrial Development Authority Revenue (Waverly Heights Ltd. Project)	5.000%	12/1/49	1,000	1,131
	Montgomery County PA Industrial Development Authority Revenue (Whitemarsh Continuing Care Retirement Community Inc.)	5.000%	1/1/30	1,575	1,618
	Montgomery County PA Industrial Development Authority Revenue (Whitemarsh Continuing Care Retirement Community Inc.)	5.250%	1/1/40	4,750	4,851

Pennsylvania Long-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Montour PA School District GO	5.000%	4/1/40	(4)	3,185	3,617
	Moon Industrial Development Authority Pennsylvania Revenue (Baptist Home Society Obligated Group)	5.625%	7/1/30		1,000	1,078
	Moon Industrial Development Authority Pennsylvania Revenue (Baptist Home Society Obligated Group)	6.000%	7/1/45		3,500	3,767
	Mount Lebanon PA Hospital Authority Revenue (St. Clair Memorial Hospital Project)	5.000%	7/1/31		6,270	6,841
	Mount Lebanon PA Hospital Authority Revenue (St. Clair Memorial Hospital Project)	4.000%	7/1/48		6,000	6,383
	Mount Union PA Area School District GO	5.000%	9/1/32	(4)	1,580	1,935
	Mount Union PA Area School District GO	5.000%	9/1/33	(4)	1,655	2,021
	Mount Union PA Area School District GO	5.000%	9/1/34	(4)	1,740	2,116
	New Kensington Arnold PA School District GO	5.000%	5/15/23	(15)	2,025	2,258
	New Kensington Arnold PA School District GO	5.000%	5/15/24	(15)	2,125	2,427
2	North Allegheny PA School District GO	3.000%	5/1/32		2,590	2,698
2	North Allegheny PA School District GO	3.000%	5/1/33		2,780	2,878
2	North Allegheny PA School District GO	4.000%	5/1/44		1,750	1,914
	Northampton County PA General Purpose Authority College Revenue (Moravian College)	5.000%	10/1/40		1,760	1,954
	Northampton County PA General Purpose Authority Hospital Revenue (St. Luke’s Hospital Project)	5.000%	8/15/28		3,975	4,720
	Northampton County PA General Purpose Authority Hospital Revenue (St. Luke’s Hospital Project)	5.000%	8/15/29		2,000	2,367
	Northampton County PA General Purpose Authority Hospital Revenue (St. Luke’s Hospital Project)	5.000%	8/15/33		9,555	10,413
	Northampton County PA General Purpose Authority Hospital Revenue (St. Luke’s Hospital Project)	5.000%	8/15/36		6,790	7,826
	Northampton County PA General Purpose Authority Hospital Revenue (St. Luke’s Hospital Project)	5.000%	8/15/43		3,000	3,499
	Northampton County PA General Purpose Authority Hospital Revenue (St. Luke’s Hospital Project)	5.000%	8/15/46		1,795	2,044
	Northampton County PA General Purpose Authority Hospital Revenue (St. Luke’s Hospital Project)	4.000%	8/15/48		3,895	4,086
	Northampton County PA General Purpose Authority University Revenue (Lafayette College)	5.000%	11/1/32		4,000	4,484
	Northampton County PA General Purpose Authority University Revenue (Lehigh University)	4.000%	11/15/34		7,535	8,359
	Northampton County PA Industrial Development Authority Revenue (Morningstar Senior Living, Inc. Project)	5.000%	7/1/32		1,775	1,863
	Northampton County PA Industrial Development Authority Revenue (Morningstar Senior Living, Inc. Project)	5.000%	7/1/36		1,000	1,044

Pennsylvania Long-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Northampton PA GO	3.625%	5/15/39		2,145	2,228
Northeastern Pennsylvania Hospital & Education Authority Revenue (Kings College Project)	5.000%	5/1/44		1,000	1,158
Northeastern Pennsylvania Hospital & Education Authority Revenue (Kings College Project)	5.000%	5/1/49		1,350	1,556
Northeastern Pennsylvania Hospital & Education Authority Revenue (Wilkes University Project)	5.000%	3/1/25		1,125	1,256
Northeastern Pennsylvania Hospital & Education Authority Revenue (Wilkes University Project)	5.000%	3/1/29		1,250	1,399
Northeastern Pennsylvania Hospital & Educational Authority Revenue (Wilkes University Project)	5.250%	3/1/31		1,140	1,293
Northeastern Pennsylvania Hospital & Educational Authority Revenue (Wilkes University Project)	5.000%	3/1/37		3,740	4,085
Northeastern Pennsylvania Hospital & Educational Authority Revenue (Wilkes University Project)	5.250%	3/1/37		3,000	3,343
Northern Tioga School District Pennsylvania GO	5.000%	4/1/29	(15)	500	605
Northern Tioga School District Pennsylvania GO	5.000%	4/1/31	(15)	700	837
Northern Tioga School District Pennsylvania GO	4.000%	4/1/33	(15)	500	546
Norwin PA School District GO	5.000%	4/1/25	(4)	2,470	2,622
Norwin PA School District GO	5.000%	4/1/26	(4)	2,595	2,754
Owen J. Roberts Pennsylvania School District GO	4.000%	5/15/30		1,900	2,059
Palmer Township PA GO	4.000%	5/15/30		1,495	1,632
Penn Manor PA School District Revenue	5.000%	3/1/30		1,015	1,221
Penn Manor PA School District Revenue	5.000%	3/1/32		1,000	1,192
Penn Manor PA School District Revenue	5.000%	3/1/35		800	944
Penn Manor PA School District Revenue	5.000%	3/1/36		1,700	2,000
Penn Manor PA School District Revenue	5.000%	3/1/38		1,250	1,461
Pennsylvania COP	5.000%	7/1/29		300	367
Pennsylvania COP	5.000%	7/1/30		375	456
Pennsylvania COP	5.000%	7/1/31		425	513
Pennsylvania COP	5.000%	7/1/34		475	568
Pennsylvania COP	5.000%	7/1/35		845	1,007
Pennsylvania COP	5.000%	7/1/36		1,000	1,188
Pennsylvania COP	5.000%	7/1/37		875	1,036
Pennsylvania COP	5.000%	7/1/38		1,000	1,181
Pennsylvania COP	5.000%	7/1/43		4,000	4,688
Pennsylvania Economic Development Financing Authority Health System Revenue (Albert Einstein Healthcare Network)	6.250%	10/15/19	(Prere.)	6,075	6,177
Pennsylvania Economic Development Financing Authority Parking System Revenue (Capitol Region Parking System)	0.000%	1/1/29	(4)	2,000	1,525

Pennsylvania Long-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Pennsylvania Economic Development Financing Authority Parking System Revenue (Capitol Region Parking System)	0.000%	1/1/30	(4)	3,710	2,708
Pennsylvania Economic Development Financing Authority Parking System Revenue (Capitol Region Parking System)	5.500%	1/1/31	(4)	3,000	3,428
Pennsylvania Economic Development Financing Authority Parking System Revenue (Capitol Region Parking System)	0.000%	1/1/36	(4)	6,045	3,498
Pennsylvania Economic Development Financing Authority Parking System Revenue (Capitol Region Parking System)	0.000%	1/1/38	(4)	5,525	2,941
Pennsylvania Economic Development Financing Authority Parking System Revenue (Capitol Region Parking System)	5.250%	1/1/44	(4)	6,500	7,219
Pennsylvania Economic Development Financing Authority Revenue (UPMC Obligated Group)	5.000%	2/1/31		5,000	5,766
Pennsylvania Economic Development Financing Authority Revenue (UPMC Obligated Group)	5.000%	2/1/32		10,000	11,511
Pennsylvania Economic Development Financing Authority Revenue (UPMC Obligated Group)	4.000%	3/15/32		2,500	2,752
Pennsylvania Economic Development Financing Authority Revenue (UPMC Obligated Group)	5.000%	7/1/33		11,405	12,733
Pennsylvania Economic Development Financing Authority Revenue (UPMC Obligated Group)	5.000%	7/1/43		4,500	4,946
Pennsylvania Economic Development Financing Authority Revenue (UPMC Obligated Group)	5.000%	2/1/45		5,000	5,536
Pennsylvania Economic Development Financing Authority Revenue (UPMC Obligated Group)	4.000%	3/15/45		4,000	4,247
Pennsylvania Economic Development Financing Authority Revenue (UPMC Obligated Group)	4.000%	11/15/47		10,000	10,669
Pennsylvania Economic Development Financing Authority Water Facilities Revenue (American Water Co. Project)	6.200%	4/1/39		5,000	5,016
Pennsylvania Economic Development Financing Authority Water Facilities Revenue (Aqua Pennsylvania Inc. Project)	5.000%	12/1/43		4,500	4,705
Pennsylvania GO	5.000%	11/15/20		8,740	9,189
Pennsylvania GO	5.000%	1/15/21		100	106
Pennsylvania GO	5.000%	7/1/21		120	129
Pennsylvania GO	5.000%	7/1/21		250	268
Pennsylvania GO	5.375%	7/1/21		16,000	17,272
Pennsylvania GO	5.000%	8/15/21		3,440	3,701
Pennsylvania GO	5.000%	3/1/22		10,000	10,929
Pennsylvania GO	5.000%	7/1/22		100	110
Pennsylvania GO	5.000%	1/1/23		175	196

Pennsylvania Long-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Pennsylvania GO	4.000%	7/1/23		4,000	4,384
[2]	Pennsylvania GO	5.000%	10/15/23		215	246
	Pennsylvania GO	5.000%	1/15/24		30	35
	Pennsylvania GO	5.000%	8/15/24		5,020	5,876
	Pennsylvania GO	5.000%	9/15/24		9,875	11,583
	Pennsylvania GO	5.000%	8/15/25		1,420	1,705
	Pennsylvania GO	5.000%	9/15/25	(4)	2,275	2,752
	Pennsylvania GO	5.000%	9/15/25		6,240	7,506
	Pennsylvania GO	5.000%	10/15/25		10,000	11,444
	Pennsylvania GO	5.000%	1/1/26		10,000	12,112
	Pennsylvania GO	5.000%	2/1/26		8,355	10,139
	Pennsylvania GO	5.000%	9/15/26		525	646
	Pennsylvania GO	5.000%	9/15/26	(4)	9,050	11,196
	Pennsylvania GO	5.000%	9/15/27		10,000	12,241
	Pennsylvania GO	5.000%	9/15/27		5,000	6,121
	Pennsylvania GO	5.000%	1/15/28		5,000	6,122
	Pennsylvania GO	5.000%	3/15/28		18,550	21,697
	Pennsylvania GO	4.000%	8/15/28	(4)	10,010	11,293
	Pennsylvania GO	4.000%	10/15/28		10,000	10,868
	Pennsylvania GO	4.000%	1/1/29		10,350	11,664
	Pennsylvania GO	4.000%	4/1/29		10,000	10,693
	Pennsylvania GO	4.000%	8/15/29	(4)	6,290	7,025
[2]	Pennsylvania GO	5.000%	10/15/29		1,000	1,135
	Pennsylvania GO	4.000%	1/1/30		3,500	3,922
	Pennsylvania GO	4.000%	4/1/30		10,000	10,660
	Pennsylvania GO	4.000%	6/15/30		10,000	10,853
[3]	Pennsylvania GO	4.000%	8/15/30	(4)	7,640	8,473
	Pennsylvania GO	5.000%	10/15/30		6,650	7,525
	Pennsylvania GO	4.000%	2/1/31		17,875	19,693
	Pennsylvania GO	4.000%	9/15/31		2,500	2,765
	Pennsylvania GO	5.000%	10/15/31		14,955	16,850
	Pennsylvania GO	4.000%	2/1/32		18,870	20,681
	Pennsylvania GO	5.000%	3/1/32		11,225	13,648
	Pennsylvania GO	5.000%	8/1/32		4,000	4,619
	Pennsylvania GO	5.000%	8/15/32		8,000	9,334
	Pennsylvania GO	5.000%	10/15/32		15,000	16,858
	Pennsylvania GO	4.000%	2/1/33		5,585	6,088
	Pennsylvania GO	4.000%	3/1/33	(4)	20,000	22,416
	Pennsylvania GO	5.000%	8/1/33		4,000	4,608
	Pennsylvania GO	4.000%	3/1/34	(4)	20,000	22,334
	Pennsylvania GO	4.000%	9/15/34		10,000	10,908
	Pennsylvania GO	4.000%	3/1/35	(15)	15,000	16,691
	Pennsylvania GO	4.000%	3/1/36		5,000	5,509
	Pennsylvania GO	4.000%	3/1/37		10,000	10,980
	Pennsylvania GO	4.000%	3/1/37	(15)	10,000	11,054
	Pennsylvania GO	4.000%	3/1/38		2,820	3,088
	Pennsylvania Higher Educational Facilities Authority Revenue	4.000%	6/15/32		3,330	3,644
	Pennsylvania Higher Educational Facilities Authority Revenue	4.000%	6/15/33		2,310	2,522
	Pennsylvania Higher Educational Facilities Authority Revenue	4.000%	6/15/34		2,940	3,264
	Pennsylvania Higher Educational Facilities Authority Revenue	4.000%	2/15/43		7,000	7,730

Pennsylvania Long-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Pennsylvania Higher Educational Facilities Authority Revenue	3.000%	6/15/45		1,405	1,383
Pennsylvania Higher Educational Facilities Authority Revenue (AICUP Financing Program - Delaware Valley College Project)	5.000%	11/1/20		595	607
Pennsylvania Higher Educational Facilities Authority Revenue (AICUP Financing Program - Delaware Valley College Project)	5.000%	11/1/21		1,245	1,284
Pennsylvania Higher Educational Facilities Authority Revenue (AICUP Financing Program - Delaware Valley College Project)	5.000%	11/1/27		1,250	1,297
Pennsylvania Higher Educational Facilities Authority Revenue (AICUP Financing Program - Delaware Valley College Project)	5.000%	11/1/42		535	543
Pennsylvania Higher Educational Facilities Authority Revenue (Drexel University)	5.000%	5/1/29		1,260	1,377
Pennsylvania Higher Educational Facilities Authority Revenue (Drexel University)	5.000%	5/1/29		1,655	2,012
Pennsylvania Higher Educational Facilities Authority Revenue (Drexel University)	5.000%	5/1/32		1,750	2,037
Pennsylvania Higher Educational Facilities Authority Revenue (Drexel University)	5.000%	5/1/33		3,320	3,852
Pennsylvania Higher Educational Facilities Authority Revenue (Drexel University)	4.000%	5/1/34		2,575	2,782
Pennsylvania Higher Educational Facilities Authority Revenue (Drexel University)	5.000%	5/1/34		3,000	3,468
Pennsylvania Higher Educational Facilities Authority Revenue (Drexel University)	5.000%	5/1/35		1,870	2,205
Pennsylvania Higher Educational Facilities Authority Revenue (Drexel University)	4.000%	5/1/36		2,305	2,466
Pennsylvania Higher Educational Facilities Authority Revenue (Drexel University)	5.000%	5/1/41		5,000	5,794
Pennsylvania Higher Educational Facilities Authority Revenue (Foundation for Indiana University of Pennsylvania Student Housing)	5.000%	7/1/22	(Prere.)	500	551
Pennsylvania Higher Educational Facilities Authority Revenue (Higher Education System)	4.000%	6/15/30		3,895	4,348
Pennsylvania Higher Educational Facilities Authority Revenue (Higher Education System)	4.000%	6/15/30		2,125	2,372
Pennsylvania Higher Educational Facilities Authority Revenue (La Salle University)	5.000%	5/1/37		5,865	6,161
Pennsylvania Higher Educational Facilities Authority Revenue (Lock Haven University Foundation Student Housing Project)	4.000%	7/1/28		3,500	3,547
Pennsylvania Higher Educational Facilities Authority Revenue (Philadelphia University)	5.000%	6/1/23	(Prere.)	2,025	2,301
Pennsylvania Higher Educational Facilities Authority Revenue (Shippensburg University)	5.000%	10/1/22	(Prere.)	2,000	2,225
Pennsylvania Higher Educational Facilities Authority Revenue (Shippensburg University)	5.000%	10/1/22	(Prere.)	1,400	1,558
Pennsylvania Higher Educational Facilities Authority Revenue (Shippensburg University)	5.000%	10/1/22	(Prere.)	4,940	5,497
Pennsylvania Higher Educational Facilities Authority Revenue (St. Joseph’s University)	5.000%	11/1/33		1,265	1,400

Pennsylvania Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Pennsylvania Higher Educational Facilities Authority Revenue (St. Joseph’s University)	5.000%	11/1/40	7,000	7,252
Pennsylvania Higher Educational Facilities Authority Revenue (Temple University)	5.000%	4/1/35	7,755	8,344
Pennsylvania Higher Educational Facilities Authority Revenue (Temple University)	5.000%	4/1/42	11,120	11,902
Pennsylvania Higher Educational Facilities Authority Revenue (Thomas Jefferson University)	5.000%	9/1/32	3,965	4,546
Pennsylvania Higher Educational Facilities Authority Revenue (Thomas Jefferson University)	5.000%	9/1/39	5,000	5,648
Pennsylvania Higher Educational Facilities Authority Revenue (Thomas Jefferson University)	5.000%	9/1/45	17,800	20,032
Pennsylvania Higher Educational Facilities Authority Revenue (Thomas Jefferson University)	5.250%	9/1/50	10,000	11,346
Pennsylvania Higher Educational Facilities Authority Revenue (Trustees of the University of Pennsylvania)	4.000%	8/15/31	4,000	4,474
Pennsylvania Higher Educational Facilities Authority Revenue (Trustees of the University of Pennsylvania)	4.000%	8/15/34	2,200	2,435
Pennsylvania Higher Educational Facilities Authority Revenue (Trustees of the University of Pennsylvania)	4.000%	8/15/35	2,275	2,511
Pennsylvania Higher Educational Facilities Authority Revenue (Trustees of the University of Pennsylvania)	4.000%	8/15/36	1,400	1,541
Pennsylvania Higher Educational Facilities Authority Revenue (Trustees of the University of Pennsylvania)	5.000%	8/15/46	5,000	5,934
Pennsylvania Higher Educational Facilities Authority Revenue (University of Pennsylvania Health System)	5.000%	8/15/29	500	591
Pennsylvania Higher Educational Facilities Authority Revenue (University of Pennsylvania Health System)	5.000%	8/15/31	750	876
Pennsylvania Higher Educational Facilities Authority Revenue (University of Pennsylvania Health System)	5.000%	8/15/33	1,180	1,371
Pennsylvania Higher Educational Facilities Authority Revenue (University of Pennsylvania Health System)	5.000%	8/15/34	2,695	3,122
Pennsylvania Higher Educational Facilities Authority Revenue (University of Pennsylvania Health System)	4.000%	8/15/35	3,135	3,456
Pennsylvania Higher Educational Facilities Authority Revenue (University of Pennsylvania Health System)	5.000%	8/15/40	11,000	12,558
Pennsylvania Higher Educational Facilities Authority Revenue (University of Pennsylvania Health System)	4.000%	8/15/41	6,000	6,439

Pennsylvania Long-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Pennsylvania Higher Educational Facilities Authority Revenue (University of Pennsylvania Health System)	4.000%	8/15/42		6,675	7,205
	Pennsylvania Higher Educational Facilities Authority Revenue (University of Pennsylvania Health System)	5.000%	8/15/42		6,130	6,634
	Pennsylvania Higher Educational Facilities Authority Revenue (University of Pennsylvania Health System)	5.000%	8/15/47		10,000	11,706
	Pennsylvania Higher Educational Facilities Authority Revenue (University of Pennsylvania Health System) VRDO	1.340%	6/7/19	LOC	27,300	27,300
	Pennsylvania Higher Educational Facilities Authority Revenue (University of the Sciences)	5.000%	11/1/30		940	1,071
	Pennsylvania Higher Educational Facilities Authority Revenue (University of the Sciences)	5.000%	11/1/31		1,870	2,123
	Pennsylvania Higher Educational Facilities Authority Student Housing Revenue (University Properties Inc.)	6.000%	7/1/21		2,125	2,200
	Pennsylvania Higher Educational Facilities Authority Student Housing Revenue (University Properties Inc.)	5.000%	7/1/31		4,000	4,081
	Pennsylvania Higher Educational Facilities Authority Student Housing Revenue (University Properties Inc.)	5.000%	7/1/42		2,500	2,540
	Pennsylvania Housing Finance Agency Multi-Family Housing Revenue (Country Commons Apartments)	3.600%	8/1/35	LOC	7,940	8,490
	Pennsylvania Housing Finance Agency Single Family Mortgage Revenue	4.125%	10/1/25		980	987
	Pennsylvania Housing Finance Agency Single Family Mortgage Revenue	3.200%	10/1/31		2,500	2,579
	Pennsylvania Housing Finance Agency Single Family Mortgage Revenue	3.700%	10/1/33		5,000	5,342
[2]	Pennsylvania Housing Finance Agency Single Family Mortgage Revenue	2.950%	10/1/34		3,000	3,026
	Pennsylvania Housing Finance Agency Single Family Mortgage Revenue	3.500%	10/1/34		1,000	1,054
	Pennsylvania Housing Finance Agency Single Family Mortgage Revenue	3.100%	10/1/36		3,000	3,057
	Pennsylvania Housing Finance Agency Single Family Mortgage Revenue	3.500%	10/1/36		4,500	4,655
	Pennsylvania Housing Finance Agency Single Family Mortgage Revenue	3.900%	10/1/36		8,500	9,011
	Pennsylvania Housing Finance Agency Single Family Mortgage Revenue	3.900%	10/1/37		8,000	8,446
	Pennsylvania Housing Finance Agency Single Family Mortgage Revenue	3.850%	4/1/38		2,500	2,642
	Pennsylvania Housing Finance Agency Single Family Mortgage Revenue	3.875%	10/1/38		6,000	6,308
	Pennsylvania Housing Finance Agency Single Family Mortgage Revenue	4.050%	10/1/40		2,000	2,091

Pennsylvania Long-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Pennsylvania Housing Finance Agency Single Family Mortgage Revenue	4.050%	10/1/40		1,525	1,589
	Pennsylvania Housing Finance Agency Single Family Mortgage Revenue	3.200%	10/1/41		4,000	4,053
	Pennsylvania Housing Finance Agency Single Family Mortgage Revenue	3.950%	4/1/42		3,945	4,137
	Pennsylvania Housing Finance Agency Single Family Mortgage Revenue	3.650%	10/1/42		6,890	7,120
	Pennsylvania Housing Finance Agency Single Family Mortgage Revenue	3.700%	10/1/47		17,000	17,678
	Pennsylvania Housing Finance Agency Single Family Mortgage Revenue	4.000%	10/1/47		3,400	3,587
[1]	Pennsylvania Housing Finance Agency Single Family Mortgage Revenue TOB VRDO	1.420%	6/7/19		8,635	8,635
	Pennsylvania Public School Building Authority Lease Revenue (School District of Philadelphia)	5.000%	6/1/24		2,000	2,300
	Pennsylvania Public School Building Authority Lease Revenue (School District of Philadelphia)	5.000%	6/1/25		2,940	3,456
	Pennsylvania Public School Building Authority Revenue (Harrisburg School District)	5.000%	12/1/30	(4)	3,500	4,148
	Pennsylvania Public School Building Authority Revenue (Harrisburg School District)	5.000%	12/1/32	(4)	2,750	3,216
	Pennsylvania Public School Building Authority Revenue (Harrisburg School District)	5.000%	12/1/33	(4)	2,000	2,332
	Pennsylvania State University Revenue	4.000%	9/1/27		7,000	8,077
	Pennsylvania State University Revenue	5.000%	9/1/29		1,170	1,395
	Pennsylvania State University Revenue	5.000%	9/1/30		6,900	8,186
	Pennsylvania State University Revenue	5.000%	9/1/33		5,000	6,022
	Pennsylvania State University Revenue	5.000%	9/1/36		4,650	5,647
	Pennsylvania State University Revenue	5.000%	9/1/47		3,000	3,580
	Pennsylvania Turnpike Commission Motor License Fund Revenue	5.000%	12/1/34		6,000	7,095
	Pennsylvania Turnpike Commission Motor License Fund Revenue	5.000%	12/1/35		4,390	5,101
	Pennsylvania Turnpike Commission Motor License Fund Revenue	5.000%	12/1/35		5,500	6,484
	Pennsylvania Turnpike Commission Motor License Fund Revenue	5.000%	12/1/37		4,000	4,314
	Pennsylvania Turnpike Commission Motor License Fund Revenue	5.000%	12/1/41		3,035	3,528
	Pennsylvania Turnpike Commission Motor License Fund Revenue	5.000%	12/1/41		1,315	1,394
	Pennsylvania Turnpike Commission Motor License Fund Revenue	5.000%	12/1/43		5,430	5,833
	Pennsylvania Turnpike Commission Oil Franchise Tax Revenue	5.000%	12/1/29		3,040	3,639
	Pennsylvania Turnpike Commission Oil Franchise Tax Revenue	5.000%	12/1/30		6,970	8,265
	Pennsylvania Turnpike Commission Oil Franchise Tax Revenue	0.000%	12/1/37		2,000	1,106
	Pennsylvania Turnpike Commission Oil Franchise Tax Revenue	5.000%	12/1/38		3,000	3,559

Pennsylvania Long-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue	5.000%	12/1/39		3,535	4,174
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue	5.000%	12/1/43		15,205	17,844
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue	5.000%	12/1/48		14,345	16,776
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/19	(Prere.)	5,000	5,088
Pennsylvania Turnpike Commission Revenue	5.125%	12/1/19	(Prere.)	20	20
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/20	(Prere.)	7,500	7,893
Pennsylvania Turnpike Commission Revenue	6.500%	12/1/20	(Prere.)	3,000	3,223
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/21	(Prere.)	4,600	4,998
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/28		2,305	2,731
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/28		7,060	8,366
Pennsylvania Turnpike Commission Revenue	5.250%	7/15/28	(4)	6,875	8,849
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/29		8,375	9,788
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/30		2,500	3,122
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/31		9,775	11,336
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/32		7,090	8,185
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/32		10,000	11,584
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/32		9,325	11,102
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/33		5,410	6,256
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/33		2,000	2,257
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/33		9,800	11,327
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/33		1,250	1,501
Pennsylvania Turnpike Commission Revenue	5.250%	12/1/33		2,560	2,996
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/34		545	626
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/34	(4)	2,000	2,354
Pennsylvania Turnpike Commission Revenue	4.000%	12/1/34		10,000	10,777
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/34		2,000	2,252
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/34		10,000	11,530
Pennsylvania Turnpike Commission Revenue	5.250%	12/1/34		4,410	5,147
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/35		3,000	3,499
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/35		5,000	5,870
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/36		9,790	11,464
Pennsylvania Turnpike Commission Revenue	4.000%	12/1/37		6,585	7,090
Pennsylvania Turnpike Commission Revenue	4.000%	12/1/37		4,000	4,344
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/37		1,290	1,539
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/37		6,535	7,636
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/38		8,145	9,265
Pennsylvania Turnpike Commission Revenue	4.000%	12/1/38		3,500	3,792
Pennsylvania Turnpike Commission Revenue	6.375%	12/1/38		5,280	6,792
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/39		19,700	22,433
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/39		2,000	2,279
Pennsylvania Turnpike Commission Revenue	5.250%	12/1/39		2,010	2,268
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/40		7,200	8,208
Pennsylvania Turnpike Commission Revenue	0.000%	12/1/41		10,815	4,792
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/42		14,500	16,701
Pennsylvania Turnpike Commission Revenue	5.500%	12/1/42		2,950	3,516
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/43		5,300	5,899
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/44		6,900	7,816
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/44		6,000	6,797
Pennsylvania Turnpike Commission Revenue	5.250%	12/1/44		2,640	2,968
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/45		14,960	16,868
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/45		4,700	5,390

Pennsylvania Long-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/46		16,000	18,388
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/46		4,095	4,606
	Pennsylvania Turnpike Commission Revenue	5.500%	12/1/46		7,000	8,343
	Pennsylvania Turnpike Commission Revenue	5.250%	6/1/47		12,500	14,577
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/48		13,750	16,242
1	Pennsylvania Turnpike Commission Revenue TOB VRDO	1.520%	6/7/19	(Prere.)	6,250	6,250
1	Pennsylvania Turnpike Commission Revenue TOB VRDO	1.600%	6/7/19		13,820	13,820
1	Pennsylvania Turnpike Commission Revenue TOB VRDO	1.600%	6/7/19		6,400	6,400
1	Pennsylvania Turnpike Commission Revenue TOB VRDO	1.670%	6/7/19	LOC	6,310	6,310
4	Pennsylvania Turnpike Commission Revenue, 4.500% coupon rate effective 12/1/2021	0.000%	12/1/34		3,855	3,894
4	Pennsylvania Turnpike Commission Revenue, 4.750% coupon rate effective 12/1/2021	0.000%	12/1/37		4,000	4,044
4	Pennsylvania Turnpike Commission Revenue, 6.100% coupon rate effective 12/1/2028	0.000%	12/1/41		9,460	8,285
	Peters Township PA School District (Washington County) GO	5.000%	9/1/37		3,000	3,667
	Peters Township PA School District (Washington County) GO	5.000%	9/1/38		7,555	9,211
	Philadelphia PA Airport Parking Authority Revenue	5.125%	2/15/24	(2)	890	893
	Philadelphia PA Airport Parking Authority Revenue	5.125%	9/1/29		5,975	6,224
	Philadelphia PA Airport Revenue	5.000%	7/1/29		590	724
	Philadelphia PA Airport Revenue	5.000%	7/1/30		1,020	1,248
	Philadelphia PA Airport Revenue	5.000%	7/1/31		1,300	1,582
	Philadelphia PA Airport Revenue	5.000%	7/1/32		750	909
	Philadelphia PA Airport Revenue	5.000%	7/1/33		750	906
	Philadelphia PA Airport Revenue	5.000%	7/1/42		5,000	5,912
	Philadelphia PA Authority for Industrial Development Revenue (City of Philadelphia Affordable Housing Preservation Programs Project)	5.000%	12/1/37		3,250	3,804
	Philadelphia PA Authority for Industrial Development Revenue (Cultural & Commercial Corridors)	5.000%	12/1/27		960	1,137
	Philadelphia PA Authority for Industrial Development Revenue (Cultural & Commercial Corridors)	5.000%	12/1/28		3,885	4,584
	Philadelphia PA Authority for Industrial Development Revenue (Cultural & Commercial Corridors)	5.000%	12/1/31		1,130	1,316
	Philadelphia PA Authority for Industrial Development Revenue (Temple University)	5.000%	4/1/29		3,500	4,078
	Philadelphia PA Authority for Industrial Development Revenue (Temple University)	5.000%	4/1/36		4,750	5,401
	Philadelphia PA Authority for Industrial Development Revenue (Temple University)	5.000%	4/1/40		7,430	8,385

Pennsylvania Long-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Philadelphia PA Authority for Industrial Development Revenue (The Children’s Hospital of Philadelphia Project)	5.000%	7/1/33		3,600	4,324
Philadelphia PA Authority for Industrial Development Revenue (The Children’s Hospital of Philadelphia Project)	5.000%	7/1/34		2,180	2,606
Philadelphia PA Authority for Industrial Development Revenue (The Children’s Hospital of Philadelphia Project)	4.000%	7/1/35		2,150	2,377
Philadelphia PA Authority for Industrial Development Revenue (The Children’s Hospital of Philadelphia Project)	4.000%	7/1/36		3,780	4,160
Philadelphia PA Authority for Industrial Development Revenue (Thomas Jefferson University)	5.000%	9/1/35		2,425	2,863
Philadelphia PA Authority for Industrial Development Revenue (Thomas Jefferson University)	5.000%	9/1/36		10,000	11,774
Philadelphia PA Authority for Industrial Development Revenue (Thomas Jefferson University)	5.000%	9/1/47		12,000	13,916
Philadelphia PA Gas Works Revenue	5.000%	8/1/19	(4)	10	10
Philadelphia PA Gas Works Revenue	5.000%	7/1/20	(4)	15	16
Philadelphia PA Gas Works Revenue	5.000%	8/1/20	(Prere.)	25	26
Philadelphia PA Gas Works Revenue	5.250%	8/1/20	(Prere.)	40	42
Philadelphia PA Gas Works Revenue	5.250%	8/1/20	(Prere.)	55	57
Philadelphia PA Gas Works Revenue	5.000%	7/1/22	(4)	10	11
Philadelphia PA Gas Works Revenue	5.000%	10/1/22		1,375	1,525
Philadelphia PA Gas Works Revenue	5.000%	8/1/28		1,500	1,828
Philadelphia PA Gas Works Revenue	5.000%	10/1/28		1,400	1,679
Philadelphia PA Gas Works Revenue	5.000%	8/1/29		1,750	2,121
Philadelphia PA Gas Works Revenue	5.000%	8/1/30		2,000	2,320
Philadelphia PA Gas Works Revenue	5.000%	10/1/30		3,050	3,619
Philadelphia PA Gas Works Revenue	5.000%	8/1/31		1,750	2,024
Philadelphia PA Gas Works Revenue	5.000%	10/1/31		3,270	3,863
Philadelphia PA Gas Works Revenue	5.000%	8/1/32		2,000	2,306
Philadelphia PA Gas Works Revenue	5.000%	10/1/33		2,500	2,937
Philadelphia PA Gas Works Revenue	5.000%	10/1/34		4,175	4,890
Philadelphia PA Gas Works Revenue	5.000%	8/1/35		4,000	4,733
Philadelphia PA Gas Works Revenue	5.000%	8/1/36		2,000	2,360
Philadelphia PA Gas Works Revenue	5.000%	8/1/37		2,000	2,352
Philadelphia PA Gas Works Revenue	4.000%	10/1/37		1,120	1,191
Philadelphia PA Gas Works Revenue	5.250%	8/1/40	(4)	65	68
Philadelphia PA Gas Works Revenue	5.250%	8/1/40		115	120
Philadelphia PA Gas Works Revenue	5.000%	8/1/42		5,000	5,827
Philadelphia PA Gas Works Revenue	5.000%	8/1/47		11,800	13,702
Philadelphia PA GO	6.000%	8/1/20	(Prere.)	7,430	7,822
Philadelphia PA GO	6.500%	8/1/20	(Prere.)	3,785	4,001
Philadelphia PA GO	5.000%	8/1/23		3,800	4,306
Philadelphia PA GO	5.000%	8/1/26		4,125	5,009
Philadelphia PA GO	5.000%	8/1/27	(4)	4,160	5,171
Philadelphia PA GO	5.000%	8/1/30	(4)	5,330	6,457
Philadelphia PA GO	5.000%	8/1/30		4,000	4,649
Philadelphia PA GO	5.000%	8/1/31		2,000	2,410

Pennsylvania Long-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Philadelphia PA GO	5.000%	8/1/32		3,000	3,596
	Philadelphia PA GO	5.000%	8/1/32		4,420	5,299
	Philadelphia PA GO	5.250%	7/15/33		3,585	4,052
	Philadelphia PA GO	5.000%	8/1/35	(4)	6,000	7,139
	Philadelphia PA Hospitals & Higher Education Facilities Authority Hospital Revenue (Children’s Hospital of Philadelphia Project)	5.000%	7/1/32		10,000	10,645
	Philadelphia PA Hospitals & Higher Education Facilities Authority Hospital Revenue (Children’s Hospital of Philadelphia Project) VRDO	2.230%	6/3/19		70	70
	Philadelphia PA Hospitals & Higher Education Facilities Authority Hospital Revenue (Children’s Hospital of Philadelphia Project) VRDO	2.230%	6/3/19		290	290
	Philadelphia PA Hospitals & Higher Education Facilities Authority Hospital Revenue (Temple University Health System Obligated Group)	5.000%	7/1/29		3,165	3,642
	Philadelphia PA Hospitals & Higher Education Facilities Authority Hospital Revenue (Temple University Health System Obligated Group)	5.000%	7/1/34		1,000	1,119
	Philadelphia PA Hospitals & Higher Education Facilities Authority Hospital Revenue (Temple University Health System Obligated Group)	5.625%	7/1/42		3,850	4,161
	Philadelphia PA Redevelopment Authority Revenue	5.000%	4/15/27		2,000	2,339
	Philadelphia PA Redevelopment Authority Revenue	5.000%	4/15/28		3,000	3,499
	Philadelphia PA School District GO	4.000%	9/1/22		125	128
	Philadelphia PA School District GO	5.250%	9/1/22		7,500	7,815
	Philadelphia PA School District GO	5.250%	9/1/23		7,525	7,839
	Philadelphia PA School District GO	5.000%	6/1/26	(14)	5,000	5,953
	Philadelphia PA School District GO	5.000%	9/1/27		2,415	2,835
	Philadelphia PA School District GO	5.000%	9/1/28		5,000	5,933
	Philadelphia PA School District GO	5.000%	9/1/29		5,135	6,063
	Philadelphia PA School District GO	5.000%	9/1/29		2,665	3,105
	Philadelphia PA School District GO	5.000%	9/1/31		2,000	2,310
	Philadelphia PA School District GO	5.000%	9/1/33		1,045	1,252
	Philadelphia PA School District GO	5.000%	9/1/35		2,500	2,889
	Philadelphia PA School District GO	5.000%	9/1/35		3,240	3,853
	Philadelphia PA School District GO	5.000%	9/1/36		2,015	2,323
2	Philadelphia PA School District GO	5.000%	9/1/37		2,015	2,316
	Philadelphia PA School District GO	5.000%	9/1/37		3,825	4,519
	Philadelphia PA School District GO	5.000%	9/1/38		2,000	2,294
	Philadelphia PA School District GO	4.000%	9/1/43	(4)	3,160	3,426
	Philadelphia PA Water & Waste Water Revenue	4.000%	10/1/31		6,210	6,854
	Philadelphia PA Water & Waste Water Revenue	5.000%	10/1/32		1,000	1,209
	Philadelphia PA Water & Waste Water Revenue	5.000%	11/1/34		1,200	1,441
	Philadelphia PA Water & Waste Water Revenue	5.000%	7/1/40		10,000	11,233

Pennsylvania Long-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Philadelphia PA Water & Waste Water Revenue	5.000%	1/1/41		3,000	3,130
Philadelphia PA Water & Waste Water Revenue	5.125%	1/1/43		9,000	9,642
Philadelphia PA Water & Waste Water Revenue	5.000%	10/1/48		2,000	2,374
Philadelphia PA Water & Waste Water Revenue	5.000%	10/1/52		4,000	4,661
Philadelphia PA Water & Waste Water Revenue	5.000%	10/1/53		10,000	11,819
Philadelphia PA Water & Wastewater Revenue	5.000%	7/1/30		4,000	4,690
Philadelphia PA Water & Wastewater Revenue	4.000%	10/1/32		6,440	7,088
Philadelphia PA Water & Wastewater Revenue	5.000%	11/1/33		1,765	2,128
Philadelphia PA Water & Wastewater Revenue	4.000%	7/1/34		6,000	6,476
Philadelphia PA Water & Wastewater Revenue	5.000%	10/1/34		2,000	2,396
Philadelphia PA Water & Wastewater Revenue	5.000%	1/1/36		10,500	10,971
Philadelphia PA Water & Wastewater Revenue	5.000%	7/1/43		4,375	4,908
Philadelphia PA Water & Wastewater Revenue	5.000%	7/1/45		14,000	15,708
Pittsburgh & Allegheny County PA Sports & Exhibition Authority Lease Revenue VRDO	1.450%	6/7/19	(4)	10,660	10,660
Pittsburgh & Allegheny County PA Sports & Exhibition Authority Parking System Revenue	5.000%	12/15/31		1,000	1,186
Pittsburgh & Allegheny County PA Sports & Exhibition Authority Parking System Revenue	5.000%	12/15/32		500	590
Pittsburgh & Allegheny County PA Sports & Exhibition Authority Parking System Revenue	5.000%	12/15/34		1,000	1,173
Pittsburgh & Allegheny County PA Sports & Exhibition Authority Parking System Revenue	5.000%	12/15/36		500	584
Pittsburgh & Allegheny County PA Sports & Exhibition Authority Parking System Revenue	5.000%	12/15/37		500	581
Pittsburgh PA GO	5.000%	9/1/30		500	610
Pittsburgh PA GO	5.000%	9/1/31	(15)	1,150	1,320
Pittsburgh PA GO	5.000%	9/1/34		50	60
Pittsburgh PA GO	5.000%	9/1/35		600	717
Pittsburgh PA GO	5.000%	9/1/36		700	834
Pittsburgh PA School District GO	4.000%	9/1/35		1,095	1,216
Pittsburgh PA School District GO	4.000%	9/1/36		1,220	1,351
Pittsburgh PA School District GO	4.000%	9/1/37		1,180	1,303
Pittsburgh PA School District GO	4.000%	9/1/38		1,740	1,917
Pittsburgh PA Water & Sewer Authority Revenue	0.000%	9/1/27	(14)	10,830	8,947

Pennsylvania Long-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Pittsburgh PA Water & Sewer Authority Revenue	0.000%	9/1/29	(14)	10,000	7,778
	Pittsburgh PA Water & Sewer Authority Revenue	5.250%	9/1/36		5,000	5,680
	Pittsburgh PA Water & Sewer Authority Revenue	5.250%	9/1/40		5,000	5,671
1	Pittsburgh PA Water & Sewer Authority Revenue TOB VRDO	2.280%	6/3/19	LOC	7,800	7,800
	Plum Borough PA School District GO	5.000%	9/15/36	(15)	4,920	5,478
	Pocono Mountains Industrial Park Authority Pennsylvania Hospital Revenue (St. Luke’s Hospital Obligated Group)	5.000%	8/15/40		3,750	4,151
	Pottsville PA Hospital Authority Revenue (Lehigh Valley Health Network)	5.000%	7/1/41		6,275	7,177
	Pottsville PA Hospital Authority Revenue (Lehigh Valley Health Network)	5.000%	7/1/45		14,405	16,460
	Reading PA Area Water Authority Revenue	5.000%	12/1/31		1,000	1,077
	Reading PA School District GO	5.000%	3/1/38	(4)	1,750	2,025
	Saint Mary PA Hospital Authority Health System Revenue (Trinity Health Corp. Obligated Group)	5.000%	11/15/26		1,000	1,227
	Scranton PA School District GO	5.000%	6/1/27		1,000	1,157
	Scranton-Lackawanna PA Health & Welfare Authority Revenue (University of Scranton)	5.000%	11/1/37		2,500	2,818
	Snyder County PA Higher Education Authority University Revenue (Susquehanna University Project)	5.000%	1/1/29		1,335	1,535
	Snyder County PA Higher Education Authority University Revenue (Susquehanna University Project)	5.000%	1/1/30		1,180	1,354
	Snyder County PA Higher Education Authority University Revenue (Susquehanna University Project)	5.000%	1/1/30		1,285	1,523
	Snyder County PA Higher Education Authority University Revenue (Susquehanna University Project)	5.000%	1/1/31		1,250	1,431
	Snyder County PA Higher Education Authority University Revenue (Susquehanna University Project)	5.000%	1/1/31		600	706
	Snyder County PA Higher Education Authority University Revenue (Susquehanna University Project)	5.000%	1/1/32		1,695	1,934
	Southcentral Pennsylvania General Authority Revenue (Hanover Hospital Inc.)	5.000%	12/1/27		1,480	1,745
	Southcentral Pennsylvania General Authority Revenue (Hanover Hospital Inc.)	5.000%	12/1/29		1,090	1,274
	Southcentral Pennsylvania General Authority Revenue (WellSpan Health Obligated Group)	5.000%	6/1/29		1,500	1,715
	Southcentral Pennsylvania General Authority Revenue (WellSpan Health Obligated Group)	5.000%	6/1/34		1,130	1,273
	Southcentral Pennsylvania General Authority Revenue (WellSpan Health Obligated Group)	5.000%	6/1/44		2,500	2,772
	Southcentral Pennsylvania General Authority Revenue (WellSpan Health Obligated Group)	5.000%	6/1/44		5,000	6,006

Pennsylvania Long-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Southcentral Pennsylvania General Authority Revenue (WellSpan Health Obligated Group)	4.000%	6/1/49		11,500	12,508
Southcentral Pennsylvania General Authority Revenue (WellSpan Health Obligated Group) PUT	2.150%	6/3/19		18,115	18,115
Southcentral Pennsylvania General Authority Revenue (WellSpan Health Obligated Group) PUT	1.430%	6/10/19		2,000	2,000
State College PA Area School District GO	5.000%	5/15/36		375	458
State College PA Area School District GO	5.000%	5/15/37		680	828
State College PA Area School District GO	5.000%	5/15/38		400	486
State College PA Area School District GO	5.000%	3/15/40		3,000	3,438
State Public School Building Authority Pennsylvania College Revenue (Community College of Allegheny County Project)	4.000%	6/15/33	(15)	1,000	1,089
State Public School Building Authority Pennsylvania College Revenue (Delaware County Community College Project)	5.000%	10/1/29	(15)	1,210	1,402
State Public School Building Authority Pennsylvania College Revenue (Delaware County Community College Project)	5.000%	10/1/30	(15)	1,055	1,219
State Public School Building Authority Pennsylvania College Revenue (Montgomery County Community College)	5.000%	5/1/33		1,025	1,176
State Public School Building Authority Pennsylvania College Revenue (Montgomery County Community College)	5.500%	5/1/33		6,165	6,974
State Public School Building Authority Pennsylvania College Revenue (Montgomery County Community College)	5.000%	5/1/34		2,125	2,431
State Public School Building Authority Pennsylvania College Revenue (Montgomery County Community College)	5.000%	5/1/35		1,510	1,723
State Public School Building Authority Pennsylvania Lease Revenue (School District of Philadelphia)	5.000%	6/1/28		11,385	13,630
State Public School Building Authority Pennsylvania Lease Revenue (School District of Philadelphia)	5.000%	6/1/30	(4)	16,480	19,581
State Public School Building Authority Pennsylvania Lease Revenue (School District of Philadelphia)	5.000%	6/1/32	(4)	3,655	4,280
State Public School Building Authority Pennsylvania Lease Revenue (School District of Philadelphia)	5.000%	6/1/33	(4)	3,240	3,784
State Public School Building Authority Pennsylvania Lease Revenue (School District of Philadelphia)	5.000%	6/1/34		6,000	6,940
State Public School Building Authority Pennsylvania School Revenue (Chester Upland School District Project)	5.250%	9/15/30		3,545	4,308
Susquehanna PA Area Regional Airport Authority System Revenue	4.000%	1/1/33	(15)	5,000	5,177
Trinity PA Area School District GO	4.000%	1/15/35	(15)	3,000	3,263

Pennsylvania Long-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Trinity PA Area School District GO	4.000%	1/15/36	(15)	3,000	3,240
	Trinity PA Area School District GO	4.000%	1/15/38	(15)	3,700	3,957
	Union County PA Higher Educational Facilities Financing Authority University Revenue (Bucknell University)	5.000%	4/1/32		1,000	1,168
	Union County PA Hospital Authority Revenue (Evangelical Community Hospital)	5.000%	8/1/43		2,695	3,064
	Union County PA Hospital Authority Revenue (Evangelical Community Hospital)	5.000%	8/1/48		3,000	3,398
	Unionville-Chadds Ford PA School District GO	4.000%	6/1/31		1,500	1,696
1	University of Pittsburgh of the Commonwealth System of Higher Education Pennsylvania Revenue (University Capital Project) TOB VRDO	1.450%	6/7/19	(Prere.)	7,500	7,500
	Upper Merion PA Area School District GO	5.000%	1/15/33		650	770
	Upper Merion PA Area School District GO	5.000%	1/15/34		500	591
	Upper Merion PA Area School District GO	5.000%	1/15/36		1,620	1,868
	Upper St. Clair Township PA School District GO	3.500%	10/1/37		7,240	7,527
	Upper St. Clair Township PA School District GO	3.625%	10/1/39		5,000	5,217
	Washington County PA Industrial Development Authority Revenue (Washington & Jefferson College Project)	4.000%	11/1/31		3,440	3,748
	Washington County PA Industrial Development Authority Revenue (Washington & Jefferson College Project)	4.000%	11/1/32		3,110	3,363
	West Chester PA Area School District GO	5.000%	5/15/27		1,380	1,627
	West Cornwall PA Healthcare Facilities Revenue (Pleasant View Retirement Community Obligated Group)	5.000%	12/15/48		2,750	2,992
	West Shore PA Area Authority Hospital Revenue (Holy Spirit Hospital of the Sisters of Christian Charity Project)	6.000%	1/1/21	(Prere.)	330	353
	West Shore PA Area Authority Revenue (Messiah Lifeways Obligated Group)	5.000%	7/1/22		1,000	1,069
	West Shore PA Area Authority Revenue (Messiah Lifeways Obligated Group)	5.000%	7/1/25		1,605	1,789
	West Shore PA Area Authority Revenue (Messiah Lifeways Obligated Group)	5.000%	7/1/30		1,500	1,626
	West Shore PA Area Authority Revenue (Messiah Lifeways Obligated Group)	5.000%	7/1/35		1,750	1,872
	West View PA Water Authority Revenue	4.000%	11/15/32		1,050	1,168
	West View PA Water Authority Revenue	4.000%	11/15/33		1,000	1,109
	West View PA Water Authority Revenue	4.000%	11/15/34		1,000	1,106
	West View PA Water Authority Revenue	4.000%	11/15/35		1,200	1,323
	West View PA Water Authority Revenue	4.000%	11/15/36		2,300	2,529
	West View PA Water Authority Revenue	4.000%	11/15/37		2,400	2,627
	West View PA Water Authority Revenue	4.000%	11/15/38		1,625	1,773
	West View PA Water Authority Revenue	4.000%	11/15/39		1,400	1,526
	West York PA Area School District GO	5.000%	4/1/33		4,265	4,734
1	Westmoreland County PA Industrial Development Authority Revenue	4.720%	7/1/35		6,650	7,091

Pennsylvania Long-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Westmoreland County PA Industrial Development Authority Revenue (Excela Health Project)	5.125%	7/1/30		1,500	1,544
	Westmoreland County PA Municipal Authority Revenue	4.000%	8/15/34	(15)	8,000	8,731
	Westmoreland County PA Municipal Authority Revenue	4.000%	8/15/35	(15)	8,000	8,697
	Westmoreland County PA Municipal Authority Revenue	5.000%	8/15/42	(15)	2,750	3,159
	Wilkes-Barre PA Area School District GO	5.000%	8/1/27	(15)	1,240	1,494
	Wilkes-Barre PA Area School District GO	5.000%	8/1/29	(15)	1,860	2,222
	Wilkes-Barre PA Area School District GO	4.000%	4/15/49	(15)	2,250	2,404
	Wilkes-Barre PA Area School District GO	4.000%	4/15/54	(15)	2,800	2,969
	Wilkes-Barre PA Area School District GO	5.000%	4/15/59	(15)	2,380	2,778
	Wilkes-Barre PA Finance Authority Revenue (University of Scranton Project)	5.000%	11/1/20	(Prere.)	4,110	4,310
	Wilkes-Barre PA Finance Authority Revenue (University of Scranton Project)	5.000%	11/1/20	(Prere.)	4,990	5,233
	Wilkes-Barre PA Finance Authority Revenue (University of Scranton Project)	5.000%	11/1/30		2,315	2,690
	Wilkes-Barre PA Finance Authority Revenue (University of Scranton Project)	5.000%	11/1/31		2,430	2,814
	Wilkes-Barre PA Finance Authority Revenue (University of Scranton Project)	5.000%	11/1/34		1,000	1,151
2	York County PA GO	5.000%	6/1/32		2,875	3,346
2	York County PA GO	5.000%	6/1/33		1,020	1,184
	York County PA GO	4.000%	3/1/34		3,000	3,320
	York County PA GO	5.000%	6/1/38		5,000	5,581
						3,856,391
Guam (0.0%)
	Guam Power Authority Revenue	5.000%	10/1/27		1,000	1,117

Puerto Rico (0.0%)
	Puerto Rico Sales Tax Financing Corp. Revenue	0.000%	7/1/24		8	7
	Puerto Rico Sales Tax Financing Corp. Revenue	0.000%	7/1/27		78	59
						66
Total Tax-Exempt Municipal Bonds (Cost $3,648,919)						3,857,574

Pennsylvania Long-Term Tax-Exempt Fund

Amount
($000)
Other Assets and Liabilities (-1.6%)
Other Assets
Investment in Vanguard	180
Receivables for Investment Securities Sold	200
Receivables for Accrued Income	49,121
Receivables for Capital Shares Issued	2,421
Variation Margin Receivable—Futures Contracts	803
Other Assets	817
Total Other Assets	53,542
Liabilities
Payables for Investment Securities Purchased	(105,370)
Payables for Capital Shares Redeemed	(927)
Payables for Distributions	(3,677)
Payables to Vanguard	(2,568)
Variation Margin Payable—Futures Contracts	(749)
Total Liabilities	(113,291)
Net Assets (100%)	3,797,825

At May 31, 2019, net assets consisted of:
Amount
($000)
Paid-in Capital	3,588,337
Total Distributable Earnings (Loss)	209,488
Net Assets	3,797,825

Investor Shares—Net Assets
Applicable to 29,042,830 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	341,533
Net Asset Value Per Share—Investor Shares	$11.76

Admiral Shares—Net Assets
Applicable to 293,911,570 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	3,456,292
Net Asset Value Per Share—Admiral Shares	$11.76

•    See Note A in Notes to Financial Statements.

1   Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2019, the aggregate value of these securities was $130,281,000, representing 3.4% of net assets.

2   Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of May 31, 2019.

3   Securities with a value of $1,113,000 have been segregated as initial margin for open futures contracts.

4   Step bond.

A key to abbreviations and other references follows the Statement of Net Assets.

See accompanying Notes, which are an integral part of the Financial Statements.

Pennsylvania Long-Term Tax-Exempt Fund

Key to Abbreviations

ARS—Auction Rate Security.

BAN—Bond Anticipation Note.

CMT—Constant Maturing Treasury Rate.

COP—Certificate of Participation.

CP—Commercial Paper.

FR—Floating Rate.

GAN—Grant Anticipation Note.

GO—General Obligation Bond.

LIBOR—London Interbank Offered Rate.

PILOT—Payments in Lieu of Taxes.

PUT—Put Option Obligation.

RAN—Revenue Anticipation Note.

SIFMA—Securities Industry and Financial Markets Association.

TAN—Tax Anticipation Note.

TOB—Tender Option Bond.

TRAN—Tax Revenue Anticipation Note.

VRDO—Variable Rate Demand Obligation.

VRDP—Variable Rate Demand Preferred.

(ETM)—Escrowed to Maturity.

(Prere.)—Prerefunded.

Scheduled principal and interest payments are guaranteed by:

(1) MBIA (Municipal Bond Investors Assurance).

(2) AMBAC (Ambac Assurance Corporation).

(3) FGIC (Financial Guaranty Insurance Company).

(4) AGM (Assured Guaranty Municipal Corporation).

(5) BIGI (Bond Investors Guaranty Insurance).

(6) Connie Lee Inc.

(7) FHA (Federal Housing Authority).

(8) CapMAC (Capital Markets Assurance Corporation).

(9) American Capital Access Financial Guaranty Corporation.

(10) XL Capital Assurance Inc.

(11) CIFG (CDC IXIS Financial Guaranty).

(12) AGC (Assured Guaranty Corporation).

(13) BHAC (Berkshire Hathaway Assurance Corporation).

(14) NPFG (National Public Finance Guarantee Corporation).

(15) BAM (Build America Mutual Assurance Company).

(16) MAC (Municipal Assurance Corporation).

(17) RAA (Radian Asset Assurance Inc.).

(18) SBLF (Michigan School Bond Loan Fund).

(19) TPSF (Texas Permanent School Fund).

The insurance does not guarantee the market value of the municipal bonds.

LOC—Scheduled principal and interest payments are guaranteed by bank letter of credit.

Pennsylvania Long-Term Tax-Exempt Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
				($000)
				Value and
		Number of		Unrealized
		Long (Short )	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation )
Long Futures Contracts
2-Year U.S. Treasury Note	September 2019	1,200	257,606	1,257
Ultra 10-Year U.S. Treasury Note	September 2019	143	19,526	213
Ultra Long U.S. Treasury Bond	September 2019	6	1,055	(3)
				1,467

Short Futures Contracts
5-Year U.S. Treasury Note	September 2019	(584)	(68,542)	(297)
10-Year U.S. Treasury Note	September 2019	(537)	(68,065)	(672)
30-Year U.S. Treasury Bond	September 2019	(74)	(11,375)	(216)
				(1,185)
				282

See accompanying Notes, which are an integral part of the Financial Statements.

Pennsylvania Long-Term Tax-Exempt Fund

Statement of Operations

Six Months Ended
May 31, 2019
($000)
Investment Income
Income
Interest	63,573
Total Income	63,573
Expenses
The Vanguard Group—Note B
Investment Advisory Services	259
Management and Administrative—Investor Shares	228
Management and Administrative—Admiral Shares	1,150
Marketing and Distribution—Investor Shares	17
Marketing and Distribution—Admiral Shares	65
Custodian Fees	6
Shareholders’ Reports—Investor Shares	4
Shareholders’ Reports—Admiral Shares	10
Trustees’ Fees and Expenses	1
Total Expenses	1,740
Net Investment Income	61,833
Realized Net Gain (Loss)
Investment Securities Sold	1,692
Futures Contracts	(743)
Realized Net Gain (Loss)	949
Change in Unrealized Appreciation (Depreciation)
Investment Securities	185,219
Futures Contracts	238
Change in Unrealized Appreciation (Depreciation)	185,457
Net Increase (Decrease) in Net Assets Resulting from Operations	248,239

See accompanying Notes, which are an integral part of the Financial Statements.

Pennsylvania Long-Term Tax-Exempt Fund

Statement of Changes in Net Assets

	Six Months Ended May 31, 2019	Year Ended November 30, 2018
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	61,833	125,446
Realized Net Gain (Loss)	949	15,682
Change in Unrealized Appreciation (Depreciation)	185,457	(104,775)
Net Increase (Decrease) in Net Assets Resulting from Operations	248,239	36,353
Distributions
Net Investment Income
Investor Shares	(5,437)	(10,979)
Admiral Shares	(56,551)	(114,293)
Realized Capital Gain[1]
Investor Shares	(1,279)	(1,655)
Admiral Shares	(13,066)	(16,581)
Total Distributions	(76,333)	(143,508)
Capital Share Transactions
Investor Shares	17,700	(5,112)
Admiral Shares	132,611	29,173
Net Increase (Decrease) from Capital Share Transactions	150,311	24,061
Total Increase (Decrease)	322,217	(83,094)
Net Assets
Beginning of Period	3,475,608	3,558,702
End of Period	3,797,825	3,475,608

1   Includes fiscal 2019 and 2018 short-term gain distributions totaling $154,000 and $62,000, respectively. Short-term gain distributions are treated as ordinary income dividends for tax purposes.

See accompanying Notes, which are an integral part of the Financial Statements.

Pennsylvania Long-Term Tax-Exempt Fund

Financial Highlights

Investor Shares

	Six Months
	Ended
For a Share Outstanding	May 31,	Year Ended November 30,
Throughout Each Period	2019	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$11.21	$11.56	$11.26	$11.67	$11.69	$11.04
Investment Operations
Net Investment Income	.193 [1]	.394 [1]	.396 [1]	.411	.421	.427
Net Realized and Unrealized Gain (Loss) on Investments	.597	(.291)	.355	(.371)	.003	.650
Total from Investment Operations	.790	.103	.751	.040	.424	1.077
Distributions
Dividends from Net Investment Income	(.193)	(.394)	(.396)	(.411)	(.421)	(.427)
Distributions from Realized Capital Gains	(.047)	(.059)	(.055)	(.039)	(.023)	—
Total Distributions	(.240)	(.453)	(.451)	(.450)	(.444)	(.427)
Net Asset Value, End of Period	$11.76	$11.21	$11.56	$11.26	$11.67	$11.69

Total Return[2]	7.13%	0.91%	6.77%	0.22%	3.70%	9.90%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$342	$308	$323	$314	$346	$351
Ratio of Total Expenses to Average Net Assets	0.17%	0.17%	0.19%	0.19%	0.20%	0.20%
Ratio of Net Investment Income to Average Net Assets	3.38%	3.48%	3.44%	3.47%	3.62%	3.73%
Portfolio Turnover Rate	6%	26%	22%	19%	16%	16%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.

1 Calculated based on average shares outstanding.

2 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

See accompanying Notes, which are an integral part of the Financial Statements.

Pennsylvania Long-Term Tax-Exempt Fund

Financial Highlights

Admiral Shares

	Six Months
	Ended
For a Share Outstanding	May 31,	Year Ended November 30,
Throughout Each Period	2019	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$11.21	$11.56	$11.26	$11.67	$11.69	$11.04
Investment Operations
Net Investment Income	.198 [1]	.403 [1]	.408 [1]	.423	.431	.436
Net Realized and Unrealized Gain (Loss) on Investments	.597	(.291)	.354	(.371)	.003	.650
Total from Investment Operations	.795	.112	.762	.052	.434	1.086
Distributions
Dividends from Net Investment Income	(.198)	(.403)	(.407)	(.423)	(.431)	(.436)
Distributions from Realized Capital Gains	(.047)	(.059)	(.055)	(.039)	(.023)	—
Total Distributions	(.245)	(.462)	(.462)	(.462)	(.454)	(.436)
Net Asset Value, End of Period	$11.76	$11.21	$11.56	$11.26	$11.67	$11.69

Total Return[2]	7.17%	0.99%	6.88%	0.32%	3.79%	9.99%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,456	$3,167	$3,236	$3,076	$2,924	$2,780
Ratio of Total Expenses to Average Net Assets	0.09%	0.09%	0.09%	0.09%	0.12%	0.12%
Ratio of Net Investment Income to Average Net Assets	3.46%	3.56%	3.54%	3.57%	3.70%	3.81%
Portfolio Turnover Rate	6%	26%	22%	19%	16%	16%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.

1 Calculated based on average shares outstanding.

2 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

See accompanying Notes, which are an integral part of the Financial Statements.

Pennsylvania Long-Term Tax-Exempt Fund

Notes to Financial Statements

Vanguard Pennsylvania Long-Term Tax-Exempt Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in debt instruments of municipal issuers whose ability to meet their obligations may be affected by economic and political developments in the state. The fund offers two classes of shares: Investor Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.

A.   The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Statement of Net Assets.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the six months ended May 31, 2019, the fund’s average investments in long and short futures contracts represented 7% and 2% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (November 30, 2015–2018), and for the period ended May 31, 2019, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

Pennsylvania Long-Term Tax-Exempt Fund

4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes.

5. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at May 31, 2019, or at any time during the period then ended.

6. Other: Interest income is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B.   In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Net Assets. All other costs of operations payable to Vanguard are generally settled twice a month.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At May 31, 2019, the fund had contributed to Vanguard capital in the amount of $180,000, representing 0.00% of the fund’s net assets and 0.07% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

Pennsylvania Long-Term Tax-Exempt Fund

C.   Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Statement of Net Assets.

The following table summarizes the market value of the fund’s investments as of May 31, 2019, based on the inputs used to value them:

Investments	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)
Tax-Exempt Municipal Bonds	—	3,857,574	—
Futures Contracts—Assets[1]	803	—	—
Futures Contracts—Liabilities[1]	(749)	—	—
Total	54	3,857,574	—

1 Represents variation margin on the last day of the reporting period for recently closed futures contracts.

D.   As of May 31, 2019, gross unrealized appreciation and depreciation for investments and derivatives for U.S. federal income tax purposes were as follows:

Amount
($000)
Tax Cost	3,649,147
Gross Unrealized Appreciation	210,327
Gross Unrealized Depreciation	(1,618)
Net Unrealized Appreciation (Depreciation)	208,709

E.   During the six months ended May 31, 2019, the fund purchased $246,366,000 of investment securities and sold $107,449,000 of investment securities, other than temporary cash investments.

The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended May 31, 2019, such purchases and sales were $210,765,000 and $291,026,000, respectively; these amounts are included in the purchases and sales of investment securities noted above.

Pennsylvania Long-Term Tax-Exempt Fund

F.   Capital share transactions for each class of shares were:

	Six Months Ended		Year Ended
	May 31, 2019		November 30, 2018
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	44,449	3,881	60,579	5,342
Issued in Lieu of Cash Distributions	5,471	478	10,338	909
Redeemed	(32,220)	(2,819)	(76,029)	(6,709)
Net Increase (Decrease)—Investor Shares	17,700	1,540	(5,112)	(458)
Admiral Shares
Issued	298,342	26,084	441,069	38,891
Issued in Lieu of Cash Distributions	45,775	3,998	84,301	7,413
Redeemed	(211,506)	(18,576)	(496,197)	(43,892)
Net Increase (Decrease)—Admiral Shares	132,611	11,506	29,173	2,412

G.   Management has determined that no events or transactions occurred subsequent to May 31, 2019, that would require recognition or disclosure in these financial statements.

Trustees Approve Advisory Arrangements

The board of trustees of Vanguard Pennsylvania Municipal Money Market Fund and Vanguard Pennsylvania Long-Term Tax-Exempt Fund has renewed each fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Fixed Income Group. The board determined that continuing each fund’s internalized management structure was in the best interests of the fund and its shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.

The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the board received monthly reports, which included a Market and Economic Report, a Fund Dashboard Monthly Summary, and a Fund Performance Report.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangements. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board reviewed the quality of each fund’s investment management services over both the short and long term and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Fixed Income Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of each advisory arrangement.

Investment performance

The board considered the short- and long-term performance of each fund, including any periods of outperformance or underperformance compared with a relevant benchmark index (as applicable) and peer group. The board concluded that the performance was such that each advisory arrangement should continue.

Cost

The board concluded that each fund’s expense ratio was well below the average expense ratio charged by funds in its peer group and that each fund’s advisory expenses were also well below the peer-group average.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.

The benefit of economies of scale

The board concluded that each fund’s arrangement with Vanguard ensures that the funds will realize economies of scale as they grow, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangements again after a one-year period.

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® > vanguard.com

Fund Information > 800-662-7447

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Who Are Deaf or Hard of Hearing > 800-749-7273

This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.

You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or sec.gov.

You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.

© 2019 The Vanguard Group, Inc. All rights reserved. Vanguard Marketing Corporation, Distributor. Q772 072019

Item 2: Code of Ethics.

Not applicable.

Item 3: Audit Committee Financial Expert.

Not applicable.

Item 4: Principal Accountant Fees and Services.

(a)        Audit Fees.

Not applicable.

Item 5: Audit Committee of Listed Registrants.

Not applicable.

Item 6: Investments.

Not applicable.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. There were no significant changes in Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13: Exhibits.

(a)         Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD PENNSYLVANIA TAX-FREE FUNDS

BY:	/s/ MORTIMER J. BUCKLEY*

MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date:  July 18, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD PENNSYLVANIA TAX-FREE FUNDS

BY:	/s/ MORTIMER J. BUCKLEY*

MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date: July 18, 2019

VANGUARD PENNSYLVANIA TAX-FREE FUNDS

BY:	/s/ THOMAS J. HIGGINS*

THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: July 18, 2019

* By: /s/ Anne E. Robinson

Anne E. Robinson, pursuant to a Power of Attorney filed on January 18, 2018; see file Number 33-32216, Incorporated by Reference.